Nationwide/(R)/ VL
Separate Account-C
December 31, 2004

[LOGO OF THE BEST OF AMERICA/(R)/]

                        America's FUTURE Life Series/SM/


                                      2004

                                  Annual Report

--------------------------------------------------------------------------------

                            [LOGO OF NATIONWIDE/(R)/]

                  Nationwide Life and Annuity Insurance Company
                           Home Office: Columbus, Ohio

VLOB-0173-12/04

--------------------------------------------------------------------------------

                        NATIONWIDE VL SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
      580 shares (cost $6,159) ...............................................................   $        6,869
    Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
      41,154 shares (cost $949,417) ..........................................................          990,982
    American Century VP - Balanced Fund - Class I (ACVPBal)
      58,563 shares (cost $372,969) ..........................................................          426,340
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      158,851 shares (cost $1,118,150) .......................................................        1,216,796
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      1,329,758 shares (cost $8,179,323) .....................................................        9,733,831
    American Century VP - International Fund - Class I (ACVPInt)
      963,707 shares (cost $6,159,183) .......................................................        7,083,248
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
      1,631 shares (cost $15,251) ............................................................           16,570
    American Century VP - Value Fund - Class I (ACVPVal)
      559,274 shares (cost $4,111,166) .......................................................        4,893,649
    Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
      14,182 shares (cost $326,553) ..........................................................          383,620
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      20,308 shares (cost $200,419) ..........................................................          226,438
    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      2,848 shares (cost $24,705) ............................................................           28,621
    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
      10,241 shares (cost $125,456) ..........................................................          137,227
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      76,113 shares (cost $1,058,769) ........................................................        1,164,523
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      138,999 shares (cost $1,787,068) .......................................................        2,166,997
    Dreyfus Socially Responsible Growth Fund, Inc. The (DrySRGro)
      7,257 shares (cost $175,130) ...........................................................          182,663
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      1,344,656 shares (cost $35,237,209) ....................................................       41,536,435
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      50,428 shares (cost $1,652,531) ........................................................        1,793,217
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      26,246 shares (cost $489,548) ..........................................................          561,668
    Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
      30,101 shares (cost $420,356) ..........................................................          477,105
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      147,945 shares (cost $1,752,669) .......................................................        1,726,522
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
      173,674 shares (cost $4,014,426) .......................................................        4,390,471
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
      17,734 shares (cost $558,359) ..........................................................          567,656

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
      546,005 shares (cost $18,498,989) ......................................................   $   17,406,642
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
      19,592 shares (cost $135,187) ..........................................................          137,146
    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
      284,569 shares (cost $1,879,560) .......................................................        1,983,442
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      32,218 shares (cost $533,847) ..........................................................          564,454
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
      183,892 shares (cost $2,474,170) .......................................................        3,207,075
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      632,611 shares (cost $8,910,166) .......................................................        9,394,280
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
      13,673 shares (cost $274,621) ..........................................................          363,979
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
      149,952 shares (cost $3,247,213) .......................................................        3,978,239
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
      101,116 shares (cost $1,385,906) .......................................................        1,622,912
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      14,545 shares (cost $179,576) ..........................................................          204,940
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      203,098 shares (cost $2,496,305) .......................................................        2,914,453
    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
      6,471 shares (cost $67,244) ............................................................           74,614
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      194,546 shares (cost $2,926,703) .......................................................        3,229,470
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      7,792 shares (cost $80,250) ............................................................           84,390
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      117,583 shares (cost $945,596) .........................................................          964,182
    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
      445 shares (cost $5,485) ...............................................................            5,705
    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
      266 shares (cost $2,763) ...............................................................            2,843
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      6,799 shares (cost $23,458) ............................................................           26,314
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      1,310,287 shares (cost $15,920,737) ....................................................       15,225,531
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      18,017 shares (cost $175,543) ..........................................................          193,867
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      30,462 shares (cost $299,352) ..........................................................          318,324
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      92,150 shares (cost $992,414) ..........................................................        1,037,604
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
      807,842 shares (cost $7,375,668) .......................................................        8,062,265
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      35,139 shares (cost $801,152) ..........................................................          869,334
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      23,658,259 shares (cost $23,658,259) ...................................................       23,658,259

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
      46,253,283 shares (cost $46,253,283) ...................................................   $   46,253,283
    Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
      167,327 shares (cost $1,527,045) .......................................................        1,862,353
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      285,454 shares (cost $3,128,002) .......................................................        4,199,022
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      471,292 shares (cost $5,706,951) .......................................................        5,947,706
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      367,744 shares (cost $7,720,366) .......................................................        8,443,407
    Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
      486 shares (cost $5,177) ...............................................................            5,624
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      230,785 shares (cost $2,300,131) .......................................................        2,307,851
    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
      8,951 shares (cost $80,536) ............................................................           96,496
    Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
      172,532 shares (cost $2,190,466) .......................................................        2,636,286
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      45,413 shares (cost $981,160) ..........................................................        1,146,213
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      11,131 shares (cost $238,061) ..........................................................          271,496
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      197,715 shares (cost $623,762) .........................................................          701,889
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      24,058 shares (cost $564,448) ..........................................................          648,134
    Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
      169 shares (cost $2,143) ...............................................................            2,335
    Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      30,360 shares (cost $317,945) ..........................................................          368,877
    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
      143,051 shares (cost $1,921,248) .......................................................        2,313,136
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
      72,733 shares (cost $1,127,076) ........................................................        1,296,838
    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
      89,725 shares (cost $1,558,042) ........................................................        1,643,760
    One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
      43,834 shares (cost $612,712) ..........................................................          774,546
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      192,204 shares (cost $7,387,127) .......................................................        8,451,219
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      130,375 shares (cost $1,489,393) .......................................................        1,499,312
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      300,672 shares (cost $9,841,182) .......................................................       11,121,849
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      25,000 shares (cost $615,637) ..........................................................          737,762
    Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
      14,035 shares (cost $272,058) ..........................................................          292,499
    Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
      67,364 shares (cost $1,097,586) ........................................................        1,168,758

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
      389,633 shares (cost $4,007,139) .......................................................   $    4,013,223
    PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
      97,978 shares (cost $1,274,937) ........................................................        1,265,871
    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
      1,588,483 shares (cost $16,527,586) ....................................................       16,694,955
    Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
      15,802 shares (cost $180,222) ..........................................................          184,408
    Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
      384,739 shares (cost $4,000,732) .......................................................        4,424,503
    Strong Opportunity Fund II, Inc. (StOpp2)
      260,703 shares (cost $5,075,504) .......................................................        5,852,785
    Strong VIF - Strong Discovery Fund II (StDisc2)
      12,468 shares (cost $156,498) ..........................................................          182,650
    T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
      192,175 shares (cost $3,824,744) .......................................................        4,287,418
    T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
      267,627 shares (cost $4,853,260) .......................................................        6,265,139
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      18,521 shares (cost $233,650) ..........................................................          281,708
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      4,337 shares (cost $67,329) ............................................................           79,623
    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      14,565 shares (cost $128,905) ..........................................................          129,480
    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
      113,226 shares (cost $1,074,513) .......................................................        1,173,019
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      150,439 shares (cost $2,364,216) .......................................................        3,080,982
                                                                                                 --------------
        Total Investments ....................................................................      327,348,127
  Accounts Receivable ........................................................................                -
                                                                                                 --------------
        Total Assets .........................................................................      327,348,127
Accounts Payable .............................................................................           15,555
                                                                                                 --------------
Contract Owners Equity (note 7) ..............................................................   $  327,332,572
                                                                                                 ==============


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                               Total           AIMBValue         AlVPGrIncA         ACVPBal
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $     4,728,458                 -            33,818             3,958
  Mortality and expense risk charges (note 3) .........          (881,718)              (14)           (9,392)             (866)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................         3,846,740               (14)           24,426             3,092
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............       289,727,457             2,954         6,593,177           149,793
  Cost of mutual fund shares sold .....................      (274,543,388)           (2,469)       (6,025,117)         (119,605)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............        15,184,069               485           568,060            30,188
  Change in unrealized gain (loss)
   on investments .....................................         5,129,892               134          (194,909)            4,859
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................        20,313,961               619           373,151            35,047
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................         2,952,444                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $    27,113,145               605           397,577            38,139
                                                          ===============   ===============   ===============   ===============

                                                             ACVPCapAp         ACVPIncGr          ACVPInt          ACVPUltra
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................                 -           128,036            34,256                 -
  Mortality and expense risk charges (note 3) .........            (2,082)          (16,390)          (18,074)              (38)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            (2,082)          111,646            16,182               (38)
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............           852,703           969,824         7,024,627            13,763
  Cost of mutual fund shares sold .....................          (737,004)         (987,473)       (5,959,740)          (12,388)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           115,699           (17,649)        1,064,887             1,375
  Change in unrealized gain (loss)
   on investments .....................................            14,885         1,015,223           178,163               146
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           130,584           997,574         1,243,050             1,521
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......           128,502         1,109,220         1,259,232             1,483
                                                          ===============   ===============   ===============   ===============

                                                              ACVPVal         BCFTCpAsset         CSGPVen           CSIntFoc
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        55,316                 -                 -               262
  Mortality and expense risk charges (note 3) .........           (13,246)             (520)             (612)              (96)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            42,070              (520)             (612)              166
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............         2,554,356           109,304           338,808            75,334
  Cost of mutual fund shares sold .....................        (1,879,514)         (104,513)         (276,092)          (62,506)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           674,842             4,791            62,716            12,828
  Change in unrealized gain (loss)
   on investments .....................................           (56,048)           56,356           (19,608)           (8,128)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................           618,794            61,147            43,108             4,700
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................            42,908                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       703,772            60,627            42,496             4,866
                                                          ===============   ===============   ===============   ===============

                                                              CSLCapV          CSSmCapGr        DryMidCapStS      DrySmCapIxS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................               992                 -                 -             7,712
  Mortality and expense risk charges (note 3) .........              (422)           (6,090)              (96)           (2,076)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               570            (6,090)              (96)            5,636
                                                          ---------------   ---------------   ---------------   ---------------

  Proceeds from mutual fund shares sold ...............           206,463         3,445,643           460,856         1,534,199
  Cost of mutual fund shares sold .....................          (179,223)       (3,119,698)         (450,352)       (1,467,168)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            27,240           325,945            10,504            67,031
  Change in unrealized gain (loss)
   on investments .....................................           (11,152)         (162,631)             (844)          378,967
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            16,088           163,314             9,660           445,998
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -            41,602
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            16,658           157,224             9,564           493,236
                                                          ===============   ===============   ===============   ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              DrySRGro          DryStkIx         DryVIFApp        DryVIFGrInc
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $           702           692,324            29,728             6,362
  Mortality and expense risk charges (note 3) .........              (444)          (93,284)           (5,104)           (1,216)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               258           599,040            24,624             5,146
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............           428,802        18,377,377         1,709,725           390,072
  Cost of mutual fund shares sold .....................          (350,303)      (19,176,478)       (1,427,490)         (304,189)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            78,499          (799,101)          282,235            85,883
  Change in unrealized gain (loss)
   on investments .....................................           (62,145)        4,330,297          (191,169)          (46,341)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            16,354         3,531,196            91,066            39,542
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $        16,612         4,130,236           115,690            44,688
                                                          ===============   ===============   ===============   ===============

                                                            DryVIFIntVal       FedQualBd          FidVIPEI         FidVIPEIS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................             4,718            97,384             2,984           112,242
  Mortality and expense risk charges (note 3) .........            (1,386)           (5,788)             (618)          (20,032)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................             3,332            91,596             2,366            92,210
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............           403,329         2,780,382           418,541         6,597,032
  Cost of mutual fund shares sold .....................          (337,947)       (2,759,192)         (329,165)       (5,704,696)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............            65,382            21,190            89,376           892,336
  Change in unrealized gain (loss)
   on investments .....................................            11,378           (59,817)          (62,841)         (705,476)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            76,760           (38,627)           26,535           186,860
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................             6,656            21,374               712            28,390
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            86,748            74,343            29,613           307,460
                                                          ===============   ===============   ===============   ===============

                                                              FidVIPGr         FidVIPGrS          FidVIPHI         FidVIPHIS
                                                          ---------------   ---------------   ---------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        15,386            28,550           226,632           215,240
  Mortality and expense risk charges (note 3) .........           (15,210)          (31,324)           (6,416)           (6,034)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................               176            (2,774)          220,216           209,206
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............        11,571,094         2,144,436         4,509,015         1,593,101

  Cost of mutual fund shares sold .....................       (11,130,235)       (3,219,819)       (4,220,641)       (1,457,166)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           440,859        (1,075,383)          288,374           135,935
  Change in unrealized gain (loss)
   on investments .....................................          (435,907)        1,623,442          (290,366)         (172,397)
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................             4,952           548,059            (1,992)          (36,462)
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $         5,128           545,285           218,224           172,744
                                                          ===============   ===============   ===============   ===============

                                                              FidVIPOv         FidVIPOvS         FidVIPAM          FidVIPCon
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested dividends ................................            27,854            33,486           110,504             1,158
  Mortality and expense risk charges (note 3) .........            (6,530)           (7,954)          (17,822)             (872)
                                                          ---------------   ---------------   ---------------   ---------------
    Net investment income (loss) ......................            21,324            25,532            92,682               286
                                                          ---------------   ---------------   ---------------   ---------------
  Proceeds from mutual fund shares sold ...............         4,828,755         1,079,239         2,588,410           224,412

  Cost of mutual fund shares sold .....................        (4,596,754)         (932,877)       (2,403,088)         (173,464)
                                                          ---------------   ---------------   ---------------   ---------------
    Realized gain (loss) on investments ...............           232,001           146,362           185,322            50,948
  Change in unrealized gain (loss)
   on investments .....................................          (134,066)          182,463           156,715               266
                                                          ---------------   ---------------   ---------------   ---------------
    Net gain (loss) on investments ....................            97,935           328,825           342,037            51,214
                                                          ---------------   ---------------   ---------------   ---------------
  Reinvested capital gains ............................                 -                 -                 -                 -
                                                          ---------------   ---------------   ---------------   ---------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ...............           119,259           354,357           434,719            51,500
                                                          ===============   ===============   ===============   ===============

                                                                     (Continued)
                                        7

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                             FidVIPConS         FidVIPGrOp       FidVIPGrOpS        FidVIPValS
                                                          ---------------   ----------------   --------------   ---------------
Investment activity:
  Reinvested dividends ................................   $        20,146                  -            5,118                 -
  Mortality and expense risk charges (note 3) .........           (14,260)              (214)          (3,734)             (458)
                                                          ---------------   ----------------   --------------   ---------------
    Net investment income (loss) ......................             5,886               (214)           1,384              (458)
                                                          ---------------   ----------------   --------------   ---------------
  Proceeds from mutual fund shares sold ...............         5,140,889          2,507,370          230,438           116,925
  Cost of mutual fund shares sold .....................        (4,178,106)        (2,413,846)        (233,816)         (127,727)
                                                          ---------------   ----------------   --------------   ---------------
    Realized gain (loss) on investments ...............           962,783             93,524           (3,378)          (10,802)
  Change in unrealized gain (loss)
   on investments .....................................          (421,437)           (80,972)         110,963            25,365
                                                          ---------------   ----------------   --------------   ---------------
    Net gain (loss) on investments ....................           541,346             12,552          107,585            14,563
                                                          ---------------   ----------------   --------------   ---------------
  Reinvested capital gains ............................                 -                  -                -               334
                                                          ---------------   ----------------   --------------   ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       547,232             12,338          108,969            14,439
                                                          ===============   ================   ==============   ===============

                                                            FrVIPForSec2         GVITCVal       GVITDMidCapl      GVITEmMrkts
                                                          ---------------   ----------------   --------------   ---------------
Investment activity:
  Reinvested dividends ................................              13,532                748           12,052               804
  Mortality and expense risk charges (note 3) .........              (4,758)              (140)          (3,402)             (414)
                                                          ---------------   ----------------   --------------   ---------------
    Net investment income (loss) ......................               8,774                608            8,650               390
                                                          ---------------   ----------------   --------------   ---------------
  Proceeds from mutual fund shares sold ...............             691,126             58,071        2,680,167         1,002,192
  Cost of mutual fund shares sold .....................            (539,556)           (43,495)      (2,404,143)       (1,032,688)
                                                          ---------------   ----------------   --------------   ---------------
    Realized gain (loss) on investments ...............             151,570             14,576          276,024           (30,496)
  Change in unrealized gain (loss)
   on investments .....................................            266,049             (5,573)         171,216             4,080
                                                          ---------------   ----------------   --------------   ---------------
    Net gain (loss) on investments ....................             417,619              9,003          447,240           (26,416)
                                                          ---------------   ----------------   --------------   ---------------
  Reinvested capital gains ............................                   -                  -           76,202             7,038
                                                          ---------------   ----------------   --------------   ---------------
     Net increase (decrease) in contract
     owners' equity resulting from operations .........           426,393              9,611          532,092           (18,988)
                                                          ===============   ================   ==============   ===============

                                                             GVITFHiInc         GVITGlFin1         GVITGlHlth         GVITGlTech
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        83,616                 52                  -                  -
  Mortality and expense risk charges (note 3) .........            (3,154)                (8)               (36)               (30)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            80,462                 44                (36)               (30)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         1,478,352              1,116            140,488             19,164
  Cost of mutual fund shares sold .....................        (1,374,652)            (1,090)          (136,000)           (20,037)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           103,700                 26              4,488               (873)
  Change in unrealized gain (loss)
   on investments .....................................           (93,053)               243                 80              3,664
                                                          ---------------    ---------------    ---------------    ---------------
   Net gain (loss) on investments .....................            10,647                269              4,568              2,791
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                300                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .........   $        91,109                613              4,532              2,761
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         GVITGvtBd          GVITGrowth         GVITIDAgg          GVITIDCon
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................           928,278              2,316                  -              7,224
  Mortality and expense risk charges (note 3) .........           (38,628)            (6,608)                 -               (782)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           889,650             (4,292)                 -              6,442
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............        12,839,722          4,754,386              1,785              7,326
  Cost of mutual fund shares sold .....................       (13,255,895)        (4,404,602)            (1,294)            (6,927)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............          (416,173)           349,784                491                399
  Change in unrealized gain (loss)
   on investments .....................................          (405,713)          (535,921)              (437)             3,553
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................          (821,886)          (186,137)                54              3,952
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           374,338                  -                  -              3,066
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......           442,102           (190,429)                54             13,460
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004


                                                             GVITIDMod         GVITIDModAgg       GVITIDModCon        GVITJPBal
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        11,220                  -                  -            110,308
  Mortality and expense risk charges (note 3) .........              (596)                 -                  -            (11,252)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            10,624                  -                  -             99,056
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             7,661              1,771              1,735            908,944
  Cost of mutual fund shares sold .....................            (7,178)            (1,336)            (1,522)          (805,841)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............               483                435                213            103,103
  Change in unrealized gain (loss)
   on investments .....................................            44,901               (388)              (183)           459,132
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            45,384                 47                 30            562,235
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................             1,678                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        57,686                 47                 30            661,291
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITSMdCpGr         GVITMyMkt          GVITMyMkt5         GVITNWFund
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -            209,014            487,868             24,570
  Mortality and expense risk charges (note 3) .........            (2,278)           (48,554)          (138,122)            (5,926)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            (2,278)           160,460            349,746             18,644
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         3,420,718         15,765,259         50,824,421          1,163,821
  Cost of mutual fund shares sold .....................        (3,355,518)       (15,765,259)       (50,824,421)          (913,908)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            65,200                  -                  -            249,913
  Change in unrealized gain (loss)
   on investments .....................................           (36,074)                 -                  -           (109,041)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            29,126                  -                  -            140,872
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            26,848            160,460            349,746            159,516
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITNStrVal        GVITSmCapGr        GVITSmCapVal       GVITSmComp
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -                 12                  -
  Mortality and expense risk charges (note 3) .........              (252)            (9,228)           (12,108)           (19,672)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................              (252)            (9,228)           (12,096)           (19,672)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           603,060            453,482          4,899,028          4,213,036
  Cost of mutual fund shares sold .....................          (484,491)          (332,211)        (3,851,486)        (3,331,554)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           118,569            121,271          1,047,542            881,482
  Change in unrealized gain (loss)
   on investments .....................................           (89,666)           376,912           (677,615)          (606,293)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            28,903            498,183            369,927            275,189
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -            412,490            948,294
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        28,651            488,955            770,321          1,203,811
                                                          ===============    ===============    ===============    ===============

Investment activity:                                        GVITTGroFoc         GVITUSGro        GVITVKMultiSec       GVITWLead
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -                  -            126,752                  -
  Mortality and expense risk charges (note 3) .........                (2)               (10)            (6,396)              (190)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                (2)               (10)           120,356               (190)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             2,917              1,748          2,062,279             25,247
  Cost of mutual fund shares sold .....................            (2,866)            (1,696)        (1,945,920)           (17,378)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                51                 52            116,359              7,869
  Change in unrealized gain (loss)
   on investments .....................................               (36)               413           (127,817)             3,892
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                15                465            (11,458)            11,761
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                186                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......                13                641            108,898             11,571
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004


                                                            GSVITMidCap           JanBal            JanCapAp          JanGlTech
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        14,066             24,396                 62                  -
  Mortality and expense risk charges (note 3) .........            (8,124)            (2,732)            (2,424)            (1,740)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             5,942             21,664             (2,362)            (1,740)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         1,060,821             81,953          3,086,516            376,198
  Cost of mutual fund shares sold .....................          (790,774)           (74,659)        (2,899,300)          (287,662)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           270,047              7,294            187,216             88,536
  Change in unrealized gain (loss)
   on investments .....................................            45,472             55,745           (123,140)           (79,340)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           315,519             63,039             64,076              9,196
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           225,846                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       547,307             84,703             61,714              7,456
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         JanIntGro          NBAMTFasc           NBAMTGro          NBAMTGuard
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             5,390                  -                  -              2,666
  Mortality and expense risk charges (note 3) .........            (1,802)              (352)            (1,366)            (3,660)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             3,588               (352)            (1,366)              (994)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           516,244            193,573            589,648            381,275
  Cost of mutual fund shares sold .....................          (393,804)          (165,345)          (469,639)          (392,689)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           122,440             28,228            120,009            (11,414)
  Change in unrealized gain (loss)
   on investments .....................................           (34,387)           (21,671)           (41,377)           346,803
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            88,053              6,557             78,632            335,389
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                530                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            91,641              6,735             77,266            334,395
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         NBAMTLMat          NBAMTMCGr          NBAMTPart          OGMidCapGr
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -              1,002                  -
  Mortality and expense risk charges (note 3) .........                (2)           (11,886)           (17,226)            (2,550)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                (2)           (11,886)           (16,224)            (2,550)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............             8,581          6,399,495         11,915,420            261,469
  Cost of mutual fund shares sold .....................            (8,526)        (6,035,237)       (10,470,252)          (200,285)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............                55            364,258          1,445,168             61,184
  Change in unrealized gain (loss)
   on investments .....................................               (35)          (399,506)          (364,948)            31,988
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................                20            (35,248)         1,080,220             93,172
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $            18            (47,134)         1,063,996             90,622
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         OGMidCapV          OppAggGro           OppBdFd            OppCapAp
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             3,196                  -             68,328             27,410
  Mortality and expense risk charges (note 3) .........              (614)           (12,802)            (3,514)           (20,066)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             2,582            (12,802)            64,814              7,344
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         1,489,596            797,805            677,884          1,663,219
  Cost of mutual fund shares sold .....................        (1,485,625)          (894,765)          (672,895)        (1,906,954)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............             3,971            (96,960)             4,989           (243,735)
  Change in unrealized gain (loss)
   on investments .....................................                 -          1,410,064            (15,441)         1,090,484
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................             3,971          1,313,104            (10,452)           846,749
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......             6,553          1,300,302             54,362            854,093
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              OppGlSec          OppMSFund          OppMultStr         PIMLowDur
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        31,532              3,064             14,924            151,738
  Mortality and expense risk charges (note 3) .........            (5,644)              (846)            (3,078)           (35,810)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            25,888              2,218             11,846            115,928
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         3,432,924            279,646            916,646         22,565,102
  Cost of mutual fund shares sold .....................        (3,120,515)          (238,327)          (829,813)       (22,498,752)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           312,409             41,319             86,833             66,350
  Change in unrealized gain (loss)
   on investments .....................................          (323,285)           (17,352)           (36,638)            16,663
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           (10,876)            23,967             50,195             83,013
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -             12,206
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $        15,012             26,185             62,041            211,147
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         PIMRealRet         PIMTotRet         PVCTHiYield        RCFMicroCap
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................             8,508            338,208             17,366                  -
  Mortality and expense risk charges (note 3) .........            (2,006)           (56,194)              (788)            (8,604)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................             6,502            282,014             16,578             (8,604)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         2,244,217         13,665,275            785,056          1,669,969
  Cost of mutual fund shares sold .....................        (2,200,177)       (13,591,141)          (765,442)        (1,095,931)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            44,040             74,134             19,614            574,038
  Change in unrealized gain (loss)
   on investments .....................................            (6,679)           287,399            (10,706)          (219,893)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................            37,361            361,533              8,908            354,145
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................            38,830            241,082              1,124            326,168
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......            82,693            884,629             26,610            671,709
                                                          ===============    ===============    ===============    ===============

Investment activity:                                           StOpp2            StDisc2           TRowEqInc2        TRowMidCap2
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................   $             -                  -             41,102                  -
  Mortality and expense risk charges (note 3) .........           (28,794)            (1,102)            (8,190)            (8,860)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           (28,794)            (1,102)            32,912             (8,860)
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............         8,322,291            634,710            988,432            814,574
  Cost of mutual fund shares sold .....................        (6,220,894)          (654,146)          (807,084)          (562,851)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         2,101,397            (19,436)           181,348            251,723
  Change in unrealized gain (loss)
   on investments .....................................        (1,325,754)            (6,901)           183,125            897,741
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           775,643            (26,337)           364,473          1,149,464
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -             85,082                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $       746,849            (27,439)           482,467          1,140,604
                                                          ===============    ===============    ===============    ===============

Investment activity:                                         TRowNewAmG          VEWrldBd          VEWrldEMkt         VEWrldHAs
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ................................                 -                  -              4,442              1,562
  Mortality and expense risk charges (note 3) .........                 -                 (2)            (1,364)              (342)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................                 -                 (2)             3,078              1,220
                                                          ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............               298             18,960            781,382            410,437
  Cost of mutual fund shares sold .....................              (312)           (17,279)          (659,636)          (353,086)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............               (14)             1,681            121,746             57,351
  Change in unrealized gain (loss)
   on investments .....................................                 1             (1,248)           (45,427)           (47,484)
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................               (13)               433             76,319              9,867
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......               (13)               431             79,397             11,087
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       11

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                              VKEmMkt           VKMidCapG         VKUSRealEst
                                                          ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $        13,620                  -             42,642
  Mortality and expense risk charges (note 3) .........              (452)              (560)            (6,962)
                                                          ---------------    ---------------    ---------------
    Net investment income (loss) ......................            13,168               (560)            35,680
                                                          ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold ...............           560,505            170,199          1,966,967
  Cost of mutual fund shares sold .....................          (522,806)          (145,440)        (1,388,520)
                                                          ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            37,699             24,759            578,447
  Change in unrealized gain (loss)
   on investments .....................................           (47,889)            82,106            231,709
                                                          ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           (10,190)           106,865            810,156
                                                          ---------------    ---------------    ---------------
  Reinvested capital gains ............................             6,366                  -             49,642
                                                          ---------------    ---------------    ---------------
      Net increase (decrease) in contract
       owners' equity resulting from operations .......   $         9,344            106,305            895,478
                                                          ===============    ===============    ===============

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT- C
STATEMENTS OF CHANGES IN CONTRACT OWNER'S EQUITY
Year Ended December 31, 2004 and 2003

                                                                         Total                               AIMBValue
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $     3,846,740          3,566,018                (14)                (3)
  Realized gain (loss) on investments .................        15,184,069        (12,493,479)               485                 40
  Change in unrealized gain (loss)
   on investments .....................................         5,129,892         60,899,618                134                577
  Reinvested capital gains ............................         2,952,444            387,027                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................        27,113,145         52,359,184                605                614
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................        12,125,820         23,342,950              9,702              2,165
  Transfers between funds .............................                 -                  -             (4,638)             1,471
  Surrenders (note 6) .................................       (87,587,776)       (38,769,687)            (2,642)               (67)
  Death benefits (note 4) .............................          (335,216)          (552,052)                 -                  -
  Net policy repayments (loans) (note 5) ..............               (22)              (849)                 -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................        (7,183,508)        (7,805,652)              (246)               (96)
  Adjustments to maintain reserves ....................            (8,515)           (41,326)                23                 (8)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................       (82,989,217)       (23,826,616)             2,199              3,465
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................       (55,876,072)        28,532,568              2,804              4,079
Contract owners' equity beginning
 of period ............................................       383,208,644        354,676,076              4,079                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $   327,332,572        383,208,644              6,883              4,079
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................        36,010,506         36,867,893                311                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................        15,679,094         22,247,075                766                383
  Units redeemed ......................................       (23,575,008)       (23,104,462)              (603)               (72)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................        28,114,592         36,010,506                474                311
                                                          ===============    ===============    ===============    ===============

                                                                      AlVPGrIncA                              ACVPBal
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            24,426             (1,870)             3,092              5,788
  Realized gain (loss) on investments .................           568,060             10,242             30,188                879
  Change in unrealized gain (loss)
   on investments .....................................          (194,909)           236,542              4,859             39,911
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           397,577            244,914             38,139             46,578
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            15,290                188                  4                (78)
  Transfers between funds .............................         1,159,974          3,479,771             76,764             92,670
  Surrenders (note 6) .................................        (4,231,210)                 -            (33,518)                 -
  Death benefits (note 4) .............................                 -             (1,306)                 -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................           (66,044)           (10,090)           (12,234)           (10,544)
  Adjustments to maintain reserves ....................                53                  3                 11                 (9)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................        (3,121,937)         3,468,566             31,027             82,039
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................        (2,724,360)         3,713,480             69,166            128,617
Contract owners' equity beginning
 of period ............................................         3,715,373              1,893            357,178            228,561
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................           991,013          3,715,373            426,344            357,178
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           280,678                189             33,960             25,913
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           106,522            281,409              7,365             15,557
  Units redeemed ......................................          (319,924)              (920)            (4,307)            (7,510)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................            67,276            280,678             37,018             33,960
                                                          ===============    ===============    ===============    ===============


                                                                     (Continued)
                                       13

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       ACVPCapAp                             ACVPIncGr
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $        (2,082)            (1,092)           111,646             86,556
  Realized gain (loss) on investments .................           115,699             (8,358)           (17,649)          (437,670)
  Change in unrealized gain (loss)
   on investments .....................................            14,885             88,760          1,015,223          2,351,299
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           128,502             79,310          1,109,220          2,000,185
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................                34                (72)           188,114            276,644
  Transfers between funds .............................           583,764             88,018           (294,220)          (131,550)
  Surrenders (note 6) .................................                 -                  -            (82,952)          (515,138)
  Death benefits (note 4) .............................                 -                  -            (24,922)           (14,016)
  Net policy repayments (loans) (note 5) ..............                 -                  -                  4                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................           (24,006)           (13,243)          (135,054)          (124,250)
  Adjustments to maintain reserves ....................                28                 (5)                92                (69)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................           559,820             74,698           (348,938)          (508,379)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           688,322            154,008            760,282          1,491,806
Contract owners' equity beginning
 of period ............................................           528,500            374,492          8,973,628          7,481,822
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $     1,216,822            528,500          9,733,910          8,973,628
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................            48,415             42,060            867,106            933,307
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................            57,686             24,759             22,144            357,333
  Units redeemed ......................................            (2,229)           (18,404)           (54,362)          (423,534)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           103,872             48,415            834,888            867,106
                                                          ===============    ===============    ===============    ===============

                                                                        ACVPInt                             ACVPUltra
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            16,182             39,073                (38)               (15)
  Realized gain (loss) on investments .................         1,064,887         (1,536,974)             1,375                193
  Change in unrealized gain (loss)
   on investments .....................................           178,163          3,330,374                146              1,174
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................         1,259,232          1,832,473              1,483              1,352
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            85,788            236,844             10,878              3,802
  Transfers between funds .............................         2,149,580         (5,418,950)            (2,338)             6,716
  Surrenders (note 6) .................................        (3,115,972)          (193,479)            (4,392)              (231)
  Death benefits (note 4) .............................           (11,610)           (18,142)                 -                  -
  Net policy repayments (loans) (note 5) ..............                (4)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................          (110,994)          (145,132)              (478)              (223)
  Adjustments to maintain reserves ....................               105             (1,936)                20                 (4)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................        (1,003,107)        (5,540,795)             3,690             10,060
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           256,125         (3,708,322)             5,173             11,412
Contract owners' equity beginning
 of period ............................................         6,827,190         10,535,512             11,412                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................         7,083,315          6,827,190             16,585             11,412
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           740,358          1,419,968              1,142                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           661,345            287,800              1,286              1,415
  Units redeemed ......................................          (695,481)          (967,410)              (924)              (273)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           706,222            740,358              1,504              1,142
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        ACVPVal                              BCFTCpAsset
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $        42,070             59,530               (520)               (13)
  Realized gain (loss) on investments .................           674,842           (259,166)             4,791                  -
  Change in unrealized gain (loss)
   on investments .....................................           (56,048)         1,788,027             56,356                712
  Reinvested capital gains ............................            42,908                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in
      contract owners' equity
      resulting from operations .......................           703,772          1,588,391             60,627                699
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................           319,546            195,237             44,198                  -
  Transfers between funds .............................           515,792         (4,381,462)           219,080             65,999
  Surrenders (note 6) .................................        (1,164,208)          (998,714)            (1,014)               (97)
  Death benefits (note 4) .............................            (5,864)                 -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................................          (132,058)          (177,462)            (5,874)                 -
  Adjustments to maintain reserves ....................                47             (1,910)                22                  2
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................          (466,745)        (5,364,311)           256,412             65,904
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           237,027         (3,775,920)           317,039             66,603
Contract owners' equity beginning
 of period ............................................         4,656,661          8,432,581             66,603                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $     4,893,688          4,656,661            383,642             66,603
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           337,516            787,711              5,295                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           106,374            154,781             21,603              5,305
  Units redeemed ......................................          (132,968)          (604,976)            (2,560)               (10)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           310,922            337,516             24,338              5,295
                                                          ===============    ===============    ===============    ===============

                                                                        CVSSoEq                              CSGPVen
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................                 -             (1,154)              (612)            (1,061)
  Realized gain (loss) on investments .................                 -           (227,817)            62,716            112,396
  Change in unrealized gain (loss)
   on investments .....................................                 -             78,830            (19,608)            69,511
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Net increase (decrease) in
      contract owners' equity
      resulting from operations .......................                 -           (150,141)            42,496            180,846
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................                 -            236,508             23,300             (5,005)
  Transfers between funds .............................                 -         (3,088,584)          (135,876)          (132,271)
  Surrenders (note 6) .................................                 -                  -                  -            (29,330)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
     (notes 2b and 2c) ................................                 -               (242)            (6,000)           (11,445)
  Adjustments to maintain reserves ....................                 -                (27)                14                 (2)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................                 -         (2,852,345)          (118,562)          (178,053)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................                 -         (3,002,486)           (76,066)             2,793
Contract owners' equity beginning
 of period ............................................                 -          3,002,486            302,513            299,720
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................                 -                  -            226,447            302,513
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................                 -            292,051             36,710             53,748
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................                 -                749              2,675             23,297
  Units redeemed ......................................                 -           (292,800)           (16,037)           (40,335)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................                 -                  -             23,348             36,710
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       CSIntFoc                              CSLCapV
                                                          ----------------------------------    ----------------------------------
Investment activity:                                            2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................   $           166                  8                570                691
  Realized gain (loss) on investments .................            12,828             29,378             27,240            (46,585)
  Change in unrealized gain (loss)
   on investments .....................................            (8,128)             9,837            (11,152)            75,199
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................             4,866             39,223             16,658             29,305
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................               844              5,243             12,072             26,208
  Transfers between funds .............................           (62,672)             4,011            (51,046)           (50,777)
  Surrenders (note 6) .................................                 -            (33,953)            (2,174)           (66,516)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ..................................            (1,386)            (3,056)            (4,012)            (3,913)
  Adjustments to maintain reserves ....................                16             (8,665)                26                 (2)
                                                          ---------------    ---------------    ---------------    ---------------
      Net equity transactions .........................           (63,198)           (36,420)           (45,134)           (95,000)
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................           (58,332)             2,803            (28,476)           (65,695)
Contract owners' equity beginning
 of period ............................................            86,967             84,164            165,728            231,423
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................   $        28,635             86,967            137,252            165,728
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................            10,498             13,536             14,999             26,190
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................               100             13,131              1,097              8,743
  Units redeemed ......................................            (7,578)           (16,169)            (4,912)           (19,934)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................             3,020             10,498             11,184             14,999
                                                          ===============    ===============    ===============    ===============

                                                                       CSSmCapGr                           DryMidCapStS
                                                          ----------------------------------    ----------------------------------
                                                                2004               2003               2004               2003
                                                          ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ........................            (6,090)            (2,143)               (96)               948
  Realized gain (loss) on investments .................           325,945             89,817             10,504              6,704
  Change in unrealized gain (loss)
   on investments .....................................          (162,631)           244,757               (844)               844
  Reinvested capital gains ............................                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ........................           157,224            332,431              9,564              8,496
                                                          ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ...........................            49,442             63,048                  -             (6,420)
  Transfers between funds .............................         1,288,072            883,755           (458,872)           449,258
  Surrenders (note 6) .................................                 -                  -                  -                (98)
  Death benefits (note 4) .............................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) ..............                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ..................................           (69,288)           (36,967)            (1,890)           (15,634)
  Adjustments to maintain reserves ....................                22                 (5)                (3)            15,599
                                                          ---------------    ---------------    ---------------    ---------------
    Net equity transactions ...........................          (712,346)           909,831           (460,765)           442,705
                                                          ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity .................          (555,122)         1,242,262           (451,201)           451,201
Contract owners' equity beginning
 of period ............................................         1,719,660            477,398            451,201                  -
                                                          ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period .................         1,164,538          1,719,660                  -            451,201
                                                          ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units .....................................           194,729             80,161             34,437                  -
                                                          ---------------    ---------------    ---------------    ---------------
  Units purchased .....................................           147,230            139,865                  -             34,450
  Units redeemed ......................................          (222,721)           (25,297)           (34,437)               (13)
                                                          ---------------    ---------------    ---------------    ---------------
  Ending units ........................................           119,238            194,729                  -             34,437
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                         DrySmCapIxS                       DrySRGro
                                              ------------------------------    ------------------------------
                                                  2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ............   $       5,636             (106)             258             (434)
  Realized gain (loss) on investments .....          67,031          (12,801)          78,499           (3,281)
  Change in unrealized gain (loss) On
   investments ............................         378,967              963          (62,145)          74,901
  Reinvested capital gains ................          41,602               46                -                -
                                              -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................         493,236          (11,898)          16,612           71,186
                                              -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ........................           8,860             (157)          12,964           13,910
  Transfers between funds .................       1,672,218           23,230           28,604           (2,950)
  Surrenders (note 6) .....................          (6,582)               -         (212,382)         (21,435)
  Death benefits (note 4) .................               -                -                -                -
  Net policy repayments (loans) (note 5) ..               -                -                8                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................          (9,974)          (1,939)          (5,302)          (7,776)
  Adjustments to maintain reserves ........              65               (3)               7                6
                                              -------------    -------------    -------------    -------------
    Net equity transactions ...............       1,664,587           21,131         (176,101)         (18,245)
                                              -------------    -------------    -------------    -------------

Net change in contract owners' equity .....       2,157,823            9,233         (159,489)          52,941
Contract owners' equity beginning of period           9,233                -          342,163          289,222
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....   $   2,167,056            9,233          182,674          342,163
                                              =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units .........................             879                -           38,714           41,194
                                              -------------    -------------    -------------    -------------
  Units purchased .........................         170,921            8,699            5,126           11,494
  Units redeemed ..........................          (2,764)          (7,820)         (24,332)         (13,974)
                                              -------------    -------------    -------------    -------------
  Ending units ............................         169,036              879           19,508           38,714
                                              =============    =============    =============    =============

                                                         DryStkIx                         DryVIFApp
                                              ------------------------------    ------------------------------
                                                   2004             2003             2004             2003
                                              -------------    -------------    -------------    -------------
Investment activity:
  Net investment income (loss) ............         599,040          422,135           24,624           22,127
  Realized gain (loss) on investments .....        (799,101)      (2,606,489)         282,235         (442,297)
  Change in unrealized gain (loss) On
   investments ............................       4,330,297       10,819,143         (191,169)       1,213,972
  Reinvested capital gains ................               -                -                -                -
                                              -------------    -------------    -------------    -------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...........................       4,130,236        8,634,789          115,690          793,802
                                              -------------    -------------    -------------    -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ........................         710,716        2,766,689          197,856          502,673
  Transfers between funds .................       3,018,944        4,944,020           (4,946)      (3,460,833)
  Surrenders (note 6) .....................      (7,878,454)      (1,890,428)      (1,158,998)        (592,692)
  Death benefits (note 4) .................         (39,094)         (22,462)          (6,038)          (1,499)
  Net policy repayments (loans) (note 5) ..            (280)         183,582                -                -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) ......................        (804,960)        (823,829)         (49,430)        (117,442)
  Adjustments to maintain reserves ........             555            4,833               53           (2,148)
                                              -------------    -------------    -------------    -------------
    Net equity transactions ...............      (4,992,573)       5,162,405       (1,021,503)      (3,671,941)
                                              -------------    -------------    -------------    -------------
Net change in contract owners' equity .....        (862,337)      13,797,194         (905,813)      (2,878,139)
Contract owners' equity beginning of period      42,399,239       28,602,045        2,699,069        5,577,208
                                              -------------    -------------    -------------    -------------
Contract owners' equity end of period .....      41,536,902       42,399,239        1,793,256        2,699,069
                                              =============    =============    =============    =============
CHANGES IN UNITS:
  Beginning units .........................       4,213,692        3,662,912          244,521          611,476
                                              -------------    -------------    -------------    -------------
  Units purchased .........................       1,510,287        1,865,324           65,052          156,383
  Units redeemed ..........................      (1,933,213)      (1,314,544)        (149,491)        (523,338)
                                              -------------    -------------    -------------    -------------
  Ending units ............................       3,790,766        4,213,692          160,082          244,521
                                              =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                           DryVIFGrInc                 DryVIFIntVal
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $      5,146           3,029           3,332           1,762
  Realized gain (loss) on investments .........................         85,883           1,252          65,382             635
  Change in unrealized gain (loss) on
   investments ................................................        (46,341)        108,111          11,378          45,372
  Reinvested capital gains ....................................              -               -           6,656               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         44,688         112,392          86,748          47,769
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................              6            (951)             92              41
  Transfers between funds .....................................         15,228         156,717         412,134         216,383
  Surrenders (note 6) .........................................       (201,480)              -        (276,826)              -
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -         183,582               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (22,466)        (16,067)         (7,438)              -
  Adjustments to maintain reserves ............................              8               1              25          (1,801)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (208,704)        323,282         127,987         214,623
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (164,016)        435,674         214,735         262,392
Contract owners' equity beginning of period ...................        725,693         290,019         262,392               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    561,677         725,693         477,127         262,392
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         80,448          40,612          20,453               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          2,210          51,438          53,873          40,914
  Units redeemed ..............................................        (24,574)        (11,602)        (43,266)        (20,461)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         58,084          80,448          31,060          20,453
                                                                  ============    ============    ============    ============

                                                                           FedQualBd                      FidVIPEI
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         91,596          95,133           2,366           1,656
  Realized gain (loss) on investments .........................         21,190          59,717          89,376           8,402
  Change in unrealized gain (loss) on
   investments ................................................        (59,817)        (26,158)        (62,841)         52,780
  Reinvested capital gains ....................................         21,374               -             712               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         74,343         128,692          29,613          62,838
                                                                  ------------    ------------    ------------    ------------

Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................         98,256         215,633              (2)         28,918
  Transfers between funds .....................................     (1,641,578)      1,353,803         112,570          78,787
  Surrenders (note 6) .........................................        (20,456)       (219,125)       (394,010)        (10,255)
  Death benefits (note 4) .....................................              -          (1,788)              -               -
  Net policy repayments (loans) (note 5) ......................             98               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (54,578)        (83,903)         (4,894)         (3,852)
  Adjustments to maintain reserves ............................             27              (4)              8              (2)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................     (1,618,231)      1,264,616        (286,328)         93,596
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................     (1,543,888)      1,393,308        (256,715)        156,434
Contract owners' equity beginning of period ...................      3,270,428       1,877,120         256,715         100,281
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................      1,726,540       3,270,428               -         256,715
                                                                  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .............................................        245,866         147,567          24,845          12,619
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         35,925         173,220          10,866          14,781
  Units redeemed ..............................................       (156,287)        (74,921)        (35,711)         (2,555)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        125,504         245,866               -          24,845
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                            FidVIPEIS                      FidVIPGr
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $     92,210          41,906             176             587
  Realized gain (loss) on investments .........................        892,336        (292,422)        440,859        (728,865)
  Change in unrealized gain (loss)
   on investments .............................................       (705,476)      1,686,703        (435,907)      2,021,527
  Reinvested capital gains ....................................         28,390               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        307,460       1,436,187           5,128       1,293,249
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        124,746         268,388         197,962          87,161
  Transfers between funds .....................................     (1,517,404)      1,189,281       3,393,512        (754,585)
  Surrenders (note 6) .........................................       (816,622)       (143,559)     (7,516,486)        (83,468)
  Death benefits (note 4) .....................................           (758)         (8,548)              -               -
  Net policy repayments (loans) (note 5) ......................            126               -              (2)        183,582
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............       (153,072)       (129,730)       (134,854)       (110,732)
  Adjustments to maintain reserves ............................            101             528              48               3
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................     (2,362,883)      1,176,360      (4,059,820)       (678,039)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................     (2,055,423)      2,612,547      (4,054,692)        615,210
Contract owners' equity beginning of period ...................      6,445,977       3,833,430       4,622,364       4,007,154
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $  4,390,554       6,445,977         567,672       4,622,364
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        560,297         432,799         583,926         670,852
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................        814,629         236,910         454,987          45,919
  Units redeemed ..............................................     (1,021,576)       (109,412)       (969,371)       (132,845)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        353,350         560,297          69,542         583,926
                                                                  ============    ============    ============    ============

                                                                           FidVIPGrS                      FidVIPHI
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         (2,774)           (301)        220,216          99,977
  Realized gain (loss) on investments .........................     (1,075,383)     (1,859,398)        288,374          73,394
  Change in unrealized gain (loss)
   on investments .............................................      1,623,442       6,205,534        (290,366)        228,450
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        545,285       4,345,835         218,224         401,821
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        195,312         314,212               -             361
  Transfers between funds .....................................         63,688          41,352         468,560         629,499
  Surrenders (note 6) .........................................       (787,564)       (955,955)     (3,019,360)              -
  Death benefits (note 4) .....................................        (64,436)         (8,685)         (1,306)              -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............       (260,374)       (262,218)        (47,484)        (34,340)
  Adjustments to maintain reserves ............................             99            (165)             29            (462)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (853,275)       (871,459)     (2,599,561)        595,058
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (307,990)      3,474,376      (2,381,337)        996,879
Contract owners' equity beginning of period ...................     17,714,706      14,240,330       2,518,483       1,521,604
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................     17,406,716      17,714,706         137,146       2,518,483
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................      1,838,297       1,951,492         218,094         167,303
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         85,772         693,111          40,069          63,730
  Units redeemed ..............................................       (163,885)       (806,306)       (247,299)        (12,939)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................      1,760,184       1,838,297          10,864         218,094
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                             FidVIPHIS                      FidVIPOv
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $    209,206         197,164          21,324           1,897
  Realized gain (loss) on investments .........................        135,935          92,550         232,001         (12,413)
  Change in unrealized gain (loss) on
   investments ................................................       (172,397)        274,223        (134,066)        250,477
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        172,744         563,937         119,259         239,961
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        140,732         306,510          40,136          35,428
  Transfers between funds .....................................       (301,596)       (199,985)      1,007,816         999,283
  Surrenders (note 6) .........................................       (277,706)       (993,747)     (2,174,298)        (28,727)
  Death benefits (note 4) .....................................              -          (4,595)              -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (60,994)        (91,014)        (49,332)        (12,362)
  Adjustments to maintain reserves ............................             36               3              27               4
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (499,528)       (982,828)     (1,175,651)        993,626
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (326,784)       (418,891)     (1,056,392)      1,233,587
Contract owners' equity beginning of period ...................      2,310,255       2,729,146       1,620,869         387,282
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $  1,983,471       2,310,255         564,477       1,620,869
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        268,110         401,989         180,429          61,653
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         23,981         115,224         105,778         125,345
  Units redeemed ..............................................        (81,549)       (249,103)       (230,773)         (6,569)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        210,542         268,110          55,434         180,429
                                                                  ============    ============    ============    ============

                                                                            FidVIPOvS                     FidVIPAM
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................         25,532          13,850          92,682          98,226
  Realized gain (loss) on investments .........................        146,362        (736,566)        185,322         (20,996)
  Change in unrealized gain (loss) on
   investments ................................................        182,463       1,627,578         156,715         433,269
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................        354,357         904,862         434,719         510,499
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................        182,944         336,075             522          12,049
  Transfers between funds .....................................        223,452        (555,854)      5,708,986         459,568
  Surrenders (note 6) .........................................       (198,880)       (957,734)        (12,552)              -
  Death benefits (note 4) .....................................              -          (2,049)              -               -
  Net policy repayments (loans) (note 5) ......................             (8)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (74,696)        (85,708)       (191,492)        (95,957)
  Adjustments to maintain reserves ............................             59             (20)             73              (4)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        132,871      (1,265,290)      5,505,537         375,656
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................        487,228        (360,428)      5,940,256         886,155
Contract owners' equity beginning of period ...................      2,719,891       3,080,319       3,454,090       2,567,935
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................      3,207,119       2,719,891       9,394,346       3,454,090
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................        280,162         454,474         331,284         289,913
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         85,399         222,524         544,572          78,753
  Units redeemed ..............................................        (73,841)       (396,836)        (19,420)        (37,382)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................        291,720         280,162         856,436         331,284
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                           FidVIPCon                     FidVIPConS
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $        286             334           5,886           3,456
  Realized gain (loss) on investments .........................         50,948          11,261         962,783        (756,647)
  Change in unrealized gain (loss)
   on investments .............................................            266          88,176        (421,437)      2,197,581
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         51,500          99,771         547,232       1,444,390
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................            514          12,179         288,932       1,140,655
  Transfers between funds .....................................       (123,264)        (34,160)        (48,704)        755,522
  Surrenders (note 6) .........................................        (77,842)              -      (4,346,040)     (1,160,274)
  Death benefits (note 4) .....................................              -               -               -          (4,605)
  Net policy repayments (loans) (note 5) ......................             (2)        183,582               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............        (22,944)        (19,023)        (82,644)       (135,387)
  Adjustments to maintain reserves ............................             21              (3)             65              13
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (223,517)        142,575      (4,188,391)        595,924
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (172,017)        242,346      (3,641,159)      2,040,314
Contract owners' equity beginning of period ...................        536,009         293,663       7,619,443       5,579,129
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    363,992         536,009       3,978,284       7,619,443
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         51,152          35,930         576,339         542,502
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................             54          26,496          36,318         490,187
  Units redeemed ..............................................        (21,050)        (11,274)       (351,173)       (456,350)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         30,156          51,152         261,484         576,339
                                                                  ============    ============    ============    ============

                                                                           FidVIPGrOp                    FidVIPGrOpS
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................           (214)          6,141           1,384           3,857
  Realized gain (loss) on investments .........................         93,524         (27,208)         (3,378)       (133,773)
  Change in unrealized gain (loss)
   on investments .............................................        (80,972)        252,689         110,963         374,378
  Reinvested capital gains ....................................              -               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         12,338         231,622         108,969         244,462
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................          7,242          17,478          12,794          16,818
  Transfers between funds .....................................       (857,598)       (231,580)        536,428        (178,650)
  Surrenders (note 6) .........................................         (1,464)              -         (73,508)        (71,456)
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (2,082)        (30,856)        (54,802)        (43,915)
  Adjustments to maintain reserves ............................              4              (2)             39             (31)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................       (853,898)       (244,960)        420,951        (277,234)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................       (841,560)        (13,338)        529,920         (32,772)
Contract owners' equity beginning of period ...................        841,560         854,898       1,093,022       1,125,794
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................              -         841,560       1,622,942       1,093,022
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................         94,088         123,821         131,702         176,094
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................              -               -         110,071         100,135
  Units redeemed ..............................................        (94,088)        (29,733)        (58,877)       (144,527)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................              -          94,088         182,896         131,702
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                           FidVIPValS                    FrVIPForSec2
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $       (458)           (135)          8,774           4,213
  Realized gain (loss) on investments .........................        (10,802)        (20,120)        151,570           2,067
  Change in unrealized gain (loss) on investments .............         25,365          (1,822)        266,049         152,100
  Reinvested capital gains ....................................            334               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................         14,439         (22,077)        426,393         158,380
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................         10,520               -          78,272           1,846
  Transfers between funds .....................................        184,446          35,327       1,671,454         975,631
  Surrenders (note 6) .........................................           (826)        (39,100)       (367,662)         (1,023)
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (3,640)         (2,371)        (21,548)              -
  Adjustments to maintain reserves ............................             32               1              51          (7,291)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        190,532          (6,143)      1,360,567         969,163
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................        204,971         (28,220)      1,786,960       1,127,543
Contract owners' equity beginning of period ...................              -          28,220       1,127,543               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $    204,971               -       2,914,503       1,127,543
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................              -           3,768          90,293               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................         16,330          19,439         190,389         109,276
  Units redeemed ..............................................         (1,052)        (23,207)        (83,600)        (18,983)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................         15,278               -         197,082          90,293
                                                                  ============    ============    ============    ============

                                                                               GVITCVal                   GVITDMidCapl
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................            608             516           8,650           1,296
  Realized gain (loss) on investments .........................         14,576             592         276,024         (19,488)
  Change in unrealized gain (loss) on investments .............         (5,573)         12,724         171,216         255,804
  Reinvested capital gains ....................................              -               -          76,202               4
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .................          9,611          13,832         532,092         237,616
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ............................................          3,466           2,645          36,556         135,989
  Transfers between funds .....................................         13,644          10,015       2,161,708        (353,438)
  Surrenders (note 6) .........................................        (10,442)              -        (108,566)        (51,607)
  Death benefits (note 4) .....................................              -               -               -            (399)
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ...............         (1,762)         (1,705)        (17,140)              -
  Adjustments to maintain reserves ............................             16               -              45         (15,631)
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................          4,922          10,955       2,072,603        (285,086)
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................         14,533          24,787       2,604,695         (47,470)
Contract owners' equity beginning of period ...................         60,095          35,308         624,821         672,291
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................         74,628          60,095       3,229,516         624,821
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................          6,284           4,863          41,047          59,532
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          2,514           5,731         178,667          33,258
  Units redeemed ..............................................         (2,148)         (4,310)         (9,144)        (51,743)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................          6,650           6,284         210,570          41,047
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                          GVITEmMrkts                    GVITFHiInc
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................   $        390             (19)         80,462         114,326
  Realized gain (loss) on investments .........................        (30,496)          2,650         103,700          27,545
  Change in unrealized gain (loss) on investments .............          4,080              60         (93,053)        162,510
  Reinvested capital gains ....................................          7,038               -               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........................        (18,988)          2,691          91,109         304,381
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners
   (note 6) ...................................................              -               -         238,116         188,261
  Transfers between funds .....................................        105,680          (1,130)       (868,264)        396,251
  Surrenders (note 6) .........................................              -            (101)       (187,412)        (86,402)
  Death benefits (note 4) .....................................              -               -               -          (1,143)
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ...................         (3,510)           (253)        (26,954)        (38,624)
  Adjustments to maintain reserves ............................         (1,197)          1,203              16              18
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................        100,973            (281)       (844,498)        458,361
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................         81,985           2,410        (753,389)        762,742
Contract owners' equity beginning of period ...................          2,410               -       1,717,590         954,848
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................   $     84,395           2,410         964,201       1,717,590
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................            210               -         139,039          94,589
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................          6,594             284          41,555         126,940
  Units redeemed ..............................................           (700)            (74)       (109,594)        (82,490)
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................          6,104             210          71,000         139,039
                                                                  ============    ============    ============    ============

                                                                           GVITGlFin1                    GVITGlHlth
                                                                  ----------------------------    ----------------------------
                                                                      2004            2003            2004            2003
                                                                  ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ................................             44               2             (36)              -
  Realized gain (loss) on investments .........................             26               -           4,488               -
  Change in unrealized gain (loss) on investments .............            243             (22)             80               -
  Reinvested capital gains ....................................            300              54               -               -
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........................            613              34           4,532               -
                                                                  ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners
   (note 6) ...................................................              8               -               -               -
  Transfers between funds .....................................          4,726             567          (1,332)              -
  Surrenders (note 6) .........................................           (208)              -               -               -
  Death benefits (note 4) .....................................              -               -               -               -
  Net policy repayments (loans) (note 5) ......................              -               -               -               -
  Redemptions to pay cost of insurance charges and
   administration charges (notes 2b and 2c) ...................            (38)              -            (360)              -
  Adjustments to maintain reserves ............................             16              (3)             18               -
                                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................................          4,504             564          (1,674)              -
                                                                  ------------    ------------    ------------    ------------
Net change in contract owners' equity .........................          5,117             598           2,858               -
Contract owners' equity beginning of period ...................            598               -               -               -
                                                                  ------------    ------------    ------------    ------------
Contract owners' equity end of period .........................          5,715             598           2,858               -
                                                                  ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .............................................             49               -               -               -
                                                                  ------------    ------------    ------------    ------------
  Units purchased .............................................            374              49             271               -
  Units redeemed ..............................................            (35)              -             (37)              -
                                                                  ------------    ------------    ------------    ------------
  Ending units ................................................            388              49             234               -
                                                                  ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         GVITGlTech                   GVITGlUtl1
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................   $        (30)           (600)              -              -
  Realized gain (loss) on investments ......................           (873)         92,928               -              1
  Change in unrealized gain (loss) on
   investments .............................................          3,664          39,269               -              -
  Reinvested capital gains .................................              -               -               -              -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................          2,761         131,597               -              1
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -            (682)              -              -
  Transfers between funds ..................................          7,666        (317,280)              -             97
  Surrenders (note 6) ......................................              -               -               -            (98)
  Death benefits (note 4) ..................................              -               -               -              -
  Net policy repayments (loans) (note 5) ...................              -               -               -              -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............           (258)         (5,707)              -              -
  Adjustments to maintain reserves .........................              -              (5)              -              -
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................          7,408        (323,674)              -             (1)
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................         10,169        (192,077)              -              -
Contract owners' equity beginning of period ................         16,145         208,222               -              -
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................   $     26,314          16,145               -              -
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................          5,317         106,277               -              -
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................          3,141          26,053               -             11
  Units redeemed ...........................................           (130)       (127,013)              -            (11)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................          8,328           5,317               -              -
                                                               ============    ============    ============   ============

                                                                        GVITGvtBd                       GVITGrowth
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................        889,650       1,188,713          (4,292)         (6,225)
  Realized gain (loss) on investments ......................       (416,173)      1,103,807         349,784         (78,953)
  Change in unrealized gain (loss) on
   investments .............................................       (405,713)     (1,480,356)       (535,921)        731,053
  Reinvested capital gains .................................        374,338          64,400               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        442,102         876,564        (190,429)        645,875
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................      1,662,026       1,650,107          60,756         175,148
  Transfers between funds ..................................     (5,065,888)    (35,490,377)     (1,669,382)      1,274,964
  Surrenders (note 6) ......................................     (3,175,720)    (20,809,450)       (703,494)        (52,314)
  Death benefits (note 4) ..................................        (30,848)        (52,931)              -          (6,258)
  Net policy repayments (loans) (note 5) ...................            194               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (447,392)       (930,284)        (34,164)        (38,750)
  Adjustments to maintain reserves .........................            219          (2,376)             29              (5)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................     (7,057,409)    (55,635,311)     (2,346,255)      1,352,785
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................     (6,615,307)    (54,758,747)     (2,536,684)      1,998,660
Contract owners' equity beginning of period ................     21,841,028      76,599,775       2,730,574         731,914
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................     15,225,721      21,841,028         193,890       2,730,574
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................      1,564,347       5,570,936         476,666         168,510
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        274,764         965,811         307,117         412,787
  Units redeemed ...........................................       (759,357)     (4,972,400)       (752,575)       (104,631)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................      1,079,754       1,564,347          31,208         476,666
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITIDAgg                        GVITIDCon
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $          -              18           6,442           6,551
  Realized gain (loss) on investments ......................            491              21             399             125
  Change in unrealized gain (loss) on investments ..........           (437)            437           3,553          15,420
  Reinvested capital gains .................................              -              19           3,066           1,172
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................             54             495          13,460          23,268
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -               -               -               -
  Transfers between funds ..................................         (1,776)          1,278          (1,700)        291,981
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (8)            (42)         (4,828)         (3,861)
  Adjustments to maintain reserves .........................              2              (3)             15              (5)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         (1,782)          1,233          (6,513)        288,115
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         (1,728)          1,728           6,947         311,383
Contract owners' equity beginning of period ................          1,728               -         311,383               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $          -           1,728         318,330         311,383
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................            158               -          28,851               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................              -             163               -          29,224
  Units redeemed ...........................................           (158)             (5)           (597)           (373)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................              -             158          28,254          28,851
                                                               ============    ============    ============    ============

                                                                         GVITIDMod                      GVITIDModAgg
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         10,624              25               -              19
  Realized gain (loss) on investments ......................            483               5             435              11
  Change in unrealized gain (loss) on investments ..........         44,901             290            (388)            388
  Reinvested capital gains .................................          1,678               1               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................         57,686             321              47             418
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              8               -               -               -
  Transfers between funds ..................................        983,528           1,434          (1,762)          1,347
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............         (5,334)            (42)             (8)            (42)
  Adjustments to maintain reserves .........................             11               1               4              (4)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        978,213           1,393          (1,766)          1,301
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      1,035,899           1,714          (1,719)          1,719
Contract owners' equity beginning of period ................          1,714               -           1,719               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      1,037,613           1,714               -           1,719
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................            157               -             157               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         87,274             161               -             162
  Units redeemed ...........................................           (467)             (4)           (157)             (5)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         86,964             157               -             157
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                      GVITIDModCon                      GVITIntGro
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................   $          -              30               -           (105)
  Realized gain (loss) on investments ......................            213               8               -         18,858
  Change in unrealized gain (loss) on
   investments .............................................           (183)            183               -              -
  Reinvested capital gains .................................              -               3               -              -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................             30             224               -         18,753
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -               -               -            727
  Transfers between funds ..................................         (1,722)          1,618               -        (18,477)
  Surrenders (note 6) ......................................              -             (98)              -              -
  Death benefits (note 4) ..................................              -               -               -              -
  Net policy repayments (loans) (note 5) ...................              -               -               -              -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (8)            (42)              -         (1,004)
  Adjustments to maintain reserves .........................             (2)              -               -              1
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................         (1,732)          1,478               -        (18,753)
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................         (1,702)          1,702               -              -
Contract owners' equity beginning of period ................          1,702               -               -              -
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................   $          -           1,702               -              -
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................            156               -               -              -
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................              -             170               -            910
  Units redeemed ...........................................           (156)            (14)              -           (910)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................              -             156               -              -
                                                               ============    ============    ============   ============

                                                                       GVITJPBal                      GVITSMdCpGr
                                                               ----------------------------    ---------------------------
                                                                   2004            2003            2004           2003
                                                               ------------    ------------    ------------   ------------
Investment activity:
  Net investment income (loss) .............................         99,056          29,389          (2,278)         (1,503)
  Realized gain (loss) on investments ......................        103,103         (86,473)         65,200         (73,878)
  Change in unrealized gain (loss) on
   investments .............................................        459,132         342,500         (36,074)        251,221
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        661,291         285,416          26,848         175,840
                                                               ------------    ------------    ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         37,630         152,613          19,526          24,787
  Transfers between funds ..................................      4,688,812       1,521,861         277,914         201,313
  Surrenders (note 6) ......................................       (345,244)       (116,612)       (220,656)        (61,831)
  Death benefits (note 4) ..................................              -            (374)              -               -
  Net policy repayments (loans) (note 5) ...................             44               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (84,114)        (40,377)        (26,664)        (20,252)
  Adjustments to maintain reserves .........................             83             (12)             41              (8)
                                                               ------------    ------------    ------------   ------------
      Net equity transactions ..............................      4,297,211       1,517,099          50,161         144,009
                                                               ------------    ------------    ------------   ------------
Net change in contract owners' equity ......................      4,958,502       1,802,515          77,009         319,849
Contract owners' equity beginning of period ................      3,103,834       1,301,319         792,359         472,510
                                                               ------------    ------------    ------------   ------------
Contract owners' equity end of period ......................      8,062,336       3,103,834         869,368         792,359
                                                               ============    ============    ============   ============
CHANGES IN UNITS:
  Beginning units ..........................................        312,090         154,992          79,276          66,164
                                                               ------------    ------------    ------------   ------------
  Units purchased ..........................................        478,746         241,482          28,298          35,950
  Units redeemed ...........................................        (50,360)        (84,384)        (32,034)        (22,838)
                                                               ------------    ------------    ------------   ------------
  Ending units .............................................        740,476         312,090          75,540          79,276
                                                               ============    ============    ============   ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003


                                                                        GVITMyMkt                       GVITMyMkt5
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    160,460         154,944         349,746         244,666
  Realized gain (loss) on investments ......................              -               -               -               -
  Change in unrealized gain (loss) on
   investments .............................................              -               -               -               -
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        160,460         154,944         349,746         244,666
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -            (576)      4,037,598       9,758,317
  Transfers between funds ..................................     (2,445,158)     (7,016,759)       (350,048)        237,302
  Surrenders (note 6) ......................................    (12,813,468)              -     (13,440,090)     (4,970,039)
  Death benefits (note 4) ..................................        (78,850)       (252,523)              -         (38,566)
  Net policy repayments (loans) (note 5) ...................             96               -             (12)       (918,759)
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (379,208)       (630,945)     (1,374,784)     (1,519,032)
  Adjustments to maintain reserves .........................             66          (3,415)            229            (104)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................    (15,716,522)     (7,904,218)    (11,127,107)      2,549,119
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................    (15,556,062)     (7,749,274)    (10,777,361)      2,793,785
Contract owners' equity beginning of period ................     39,214,424      46,963,698      57,030,803      54,237,018
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $ 23,658,362      39,214,424      46,253,442      57,030,803
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................      3,484,073       4,001,994       5,667,692       5,414,758
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        165,857       2,351,718       1,315,003       3,476,011
  Units redeemed ...........................................     (1,644,284)     (2,869,639)     (2,416,129)     (3,223,077)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................      2,005,646       3,484,073       4,566,566       5,667,692
                                                               ============    ============    ============    ============

                                                                        GVITNWFund                      GVITNStrVal
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         18,644           8,676            (252)         (1,026)
  Realized gain (loss) on investments ......................        249,913            (814)        118,569         (18,139)
  Change in unrealized gain (loss) on
   investments .............................................       (109,041)        867,733         (89,666)        176,351
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......................        159,516         875,595          28,651         157,186
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         15,734          88,949               -             411
  Transfers between funds ..................................       (225,572)     (4,142,455)       (593,970)         15,042
  Surrenders (note 6) ......................................       (161,234)        (95,010)              -         (10,305)
  Death benefits (note 4) ..................................              -         (10,069)              -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (72,390)        (79,714)         (2,810)        (10,417)
  Adjustments to maintain reserves .........................             51              (1)              6              (7)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................       (443,411)     (4,238,300)       (596,774)         (5,276)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................       (283,895)     (3,362,705)       (568,123)        151,910
Contract owners' equity beginning of period ................      2,146,285       5,508,990         568,123         416,213
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      1,862,390       2,146,285               -         568,123
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        221,051         722,741          60,495          61,483
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        199,189          42,230              12          18,573
  Units redeemed ...........................................       (246,954)       (543,920)        (60,507)        (19,561)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        173,286         221,051               -          60,495
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       GVITSmCapGr                     GVITSmCapVal
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $     (9,228)         (6,895)        (12,096)        (12,387)
  Realized gain (loss) on investments ......................        121,271         (42,014)      1,047,542        (391,562)
  Change in unrealized gain (loss) on
   investments .............................................        376,912         855,697        (677,615)      2,488,398
  Reinvested capital gains .................................              -               -         412,490               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        488,955         806,788         770,321       2,084,449
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         21,078         250,420         576,948         332,884
  Transfers between funds ..................................        521,006          30,840       2,951,044      (2,677,197)
  Surrenders (note 6) ......................................              -            (786)     (2,210,994)       (685,950)
  Death benefits (note 4) ..................................              -               -          (7,720)           (419)
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (76,442)        (62,921)        (96,262)       (114,701)
  Adjustments to maintain reserves .........................             70               1              85          (2,283)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        465,712         217,554       1,213,101      (3,147,666)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................        954,667       1,024,342       1,983,422      (1,063,217)
Contract owners' equity beginning of period ................      3,244,411       2,220,069       3,964,353       5,027,570
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  4,199,078       3,244,411       5,947,775       3,964,353
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        239,174         219,283         224,477         446,135
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         53,401          44,254         223,918         173,391
  Units redeemed ...........................................        (18,985)        (24,363)       (160,747)       (395,049)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        273,590         239,174         287,648         224,477
                                                               ============    ============    ============    ============

                                                                        GVITSmComp                      GVITTGroFoc
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................        (19,672)        (22,437)             (2)              -
  Realized gain (loss) on investments ......................        881,482        (224,501)             51               1
  Change in unrealized gain (loss) on
   investments .............................................       (606,293)      2,796,515             (36)             37
  Reinvested capital gains .................................        948,294               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............      1,203,811       2,549,577              13              38
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        293,654         408,230              10               -
  Transfers between funds ..................................        812,368      (1,964,023)           (418)            568
  Surrenders (note 6) ......................................       (868,028)       (807,963)           (204)              -
  Death benefits (note 4) ..................................         (3,250)         (5,205)              -               -
  Net policy repayments (loans) (note 5) ...................             30               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (241,706)       (258,343)             (6)             (4)
  Adjustments to maintain reserves .........................            122          (1,029)              6              (3)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         (6,810)     (2,628,333)           (612)            561
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      1,197,001         (78,756)           (599)            599
Contract owners' equity beginning of period ................      7,246,498       7,325,254             599               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................      8,443,499       7,246,498               -             599
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        475,779         676,905             181               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        230,662         150,313             431             183
  Units redeemed ...........................................       (210,745)       (351,439)           (612)             (2)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        495,696         475,779               -             181
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                        GVITUSGro                     GVITVKMultiSec
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $        (10)             (1)        120,356         117,442
  Realized gain (loss) on investments ......................             52               1         116,359          19,611
  Change in unrealized gain (loss) on
   investments .............................................            413              34        (127,817)        117,271
  Reinvested capital gains .................................            186              79               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............            641             113         108,898         254,324
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................             12               -           8,544          90,037
  Transfers between funds ..................................          4,238           1,089          35,600        (220,921)
  Surrenders (note 6) ......................................           (408)              -         (46,886)        (42,457)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............            (58)             (7)        (46,380)        (45,720)
  Adjustments to maintain reserves .........................             25               1              54              13
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................          3,809           1,083         (49,068)       (219,048)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................          4,450           1,196          59,830          35,276
Contract owners' equity beginning of period ................          1,196               -       2,248,079       2,212,803
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $      5,646           1,196       2,307,909       2,248,079
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................             96               -         169,327         187,462
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................            370              97           1,221         155,202
  Units redeemed ...........................................            (62)             (1)         (6,978)       (173,337)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................            404              96         163,570         169,327
                                                               ============    ============    ============    ============

                                                                        GVITWLead                       GSVITMidCap
                                                               ----------------------------    ----------------------------
                                                                       2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................           (190)           (135)          5,942          11,723
  Realized gain (loss) on investments ......................          7,869            (750)        270,047           3,154
  Change in unrealized gain (loss) on
   investments .............................................          3,892          15,082          45,472         400,349
  Reinvested capital gains .................................              -               -         225,846          23,524
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         11,571          14,197         547,307         438,750
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         10,736           8,122               -             (17)
  Transfers between funds ..................................         45,262         (11,242)         26,850       1,923,226
  Surrenders (note 6) ......................................        (11,644)              -        (230,202)            (98)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................            (14)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............         (2,456)         (1,904)        (35,244)        (34,282)
  Adjustments to maintain reserves .........................              5              (5)             56             (14)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................         41,889          (5,029)       (238,540)      1,888,815
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         53,460           9,168         308,767       2,327,565
Contract owners' equity beginning of period ................         43,038          33,870       2,327,565               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................         96,498          43,038       2,636,332       2,327,565
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................          4,724           5,059         184,248               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................          5,992           2,548         168,664         203,810
  Units redeemed ...........................................         (1,536)         (2,883)       (187,020)        (19,562)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................          9,180           4,724         165,892         184,248
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                          JanBal                        JanCapAp
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $     21,664          16,069          (2,362)           (633)
  Realized gain (loss) on investments ......................          7,294             795         187,216        (327,857)
  Change in unrealized gain (loss) on
   investments .............................................         55,745         113,758        (123,140)        446,779
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         84,703         130,622          61,714         118,289
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................          4,932          77,038           8,332          34,615
  Transfers between funds ..................................            (98)        291,794        (681,538)       (422,939)
  Surrenders (note 6) ......................................         (1,614)           (262)       (547,656)        (28,038)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (20,748)        (20,693)        (24,024)        (59,392)
  Adjustments to maintain reserves .........................             38              (2)             21             (19)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        (17,490)        347,875      (1,244,865)       (475,773)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         67,213         478,497      (1,183,151)       (357,484)
Contract owners' equity beginning of period ................      1,079,038         600,541       1,454,661       1,812,145
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  1,146,251       1,079,038         271,510       1,454,661
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         94,753          59,831         225,914         337,673
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................            389          58,965          31,565         143,254
  Units redeemed ...........................................         (1,962)        (24,043)       (221,667)       (255,013)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         93,180          94,753          35,812         225,914
                                                               ============    ============    ============    ============

                                                                         JanGlTech                      JanIntGro
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         (1,740)         (2,190)          3,588           5,112
  Realized gain (loss) on investments ......................         88,536         (91,863)        122,440        (114,640)
  Change in unrealized gain (loss) on
   investments .............................................        (79,340)        419,523         (34,387)        299,723
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............          7,456         325,470          91,641         190,195
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         22,124          19,793         205,222         121,679
  Transfers between funds ..................................       (166,764)       (200,670)         87,384        (490,714)
  Surrenders (note 6) ......................................         (5,360)         (6,847)       (339,622)       (199,605)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              6               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (15,574)        (19,127)        (20,940)        (29,506)
  Adjustments to maintain reserves .........................              3              (7)             25              13
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................       (165,565)       (206,858)        (67,931)       (598,133)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................       (158,109)        118,612          23,710        (407,938)
Contract owners' equity beginning of period ................        860,002         741,390         624,447       1,032,385
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................        701,893         860,002         648,157         624,447
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        243,320         306,909          99,920         221,735
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         12,168         102,145          77,741          55,055
  Units redeemed ...........................................        (57,558)       (165,734)        (90,269)       (176,870)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        197,930         243,320          87,392          99,920
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              NBAMTFasc                     NBAMTGro
                                                ------------------------------    -----------------------------
Investment activity:                                 2004            2003           2004              2003
                                                -------------    -------------    -----------    --------------
  Net investment income (loss) ..............   $        (352)            (381)        (1,366)             (840)
  Realized gain (loss) on investments .......          28,228            6,175        120,009             8,180
  Change in unrealized gain (loss)
  on investments ............................         (21,671)          21,863        (41,377)           81,810
  Reinvested capital gains ..................             530               87              -                 -
                                                -------------    -------------    -----------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations           6,735           27,744         77,266            89,150
                                                -------------    -------------    -----------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) .................           1,984            7,439         49,428            65,670
  Transfers between funds ...................         (19,262)         160,221        (68,232)          287,360
  Surrenders (note 6) .......................        (171,312)          (5,655)      (324,798)                -
  Death benefits (note 4) ...................               -                -              -                 -
  Net policy repayments (loans) (note 5) ....               -                -              -                 -
  Redemptions to pay cost of insurance
   charges and administration charges (notes
   2b and 2c) ..............................           (2,232)          (3,323)       (24,716)          (22,155)
  Adjustments to maintain reserves ..........              60              (17)            11            (1,486)
                                                -------------    -------------    -----------    --------------
    Net equity transactions .................        (190,762)         158,665       (368,307)          329,389
                                                -------------    -------------    -----------    --------------
Net change in contract owners' equity .......        (184,027)         186,409       (291,041)          418,539
Contract owners' equity beginning of period .         186,409                -        659,929           241,390
                                                -------------    -------------    -----------    --------------
Contract owners' equity end of period .......   $       2,382          186,409        368,888           659,929
                                                =============    =============    ===========    =============
CHANGES IN UNITS:
  Beginning units ...........................          14,850                -         96,290            46,182
                                                -------------    -------------    -----------    -------------
  Units purchased ...........................             162           29,243          7,277            60,132
  Units redeemed ............................         (14,842)         (14,393)       (57,291)          (10,024)
                                                -------------    -------------    -----------    --------------
  Ending units ..............................             170           14,850         46,276            96,290
                                                =============    =============    ===========    =============

                                                              NBAMTGuard                    NBAMTLMat
                                                ------------------------------    ----------------------------
                                                     2004            2003           2004              2003
                                                -------------    -------------    -----------    -------------
Investment activity:
  Net investment income (loss) ..............            (994)          10,505             (2)           11,154
  Realized gain (loss) on investments .......         (11,414)        (105,726)            55                51
  Change in unrealized gain (loss)
   on investments ...........................         346,803          566,224            (35)           (4,668)
  Reinvested capital gains ..................               -                -              -                 -
                                                -------------    -------------    -----------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations         334,395          471,003             18             6,537
                                                -------------    -------------    -----------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) .................           2,672           61,094            386             9,255
  Transfers between funds ...................          86,756         (125,755)             -          (388,658)
  Surrenders (note 6) .......................               -          (7,868)        (8,580)                 -
  Death benefits (note 4) ...................          (7,424)            (423)             -                 -
  Net policy repayments (loans) (note 5) ....               -               -               -                 -
  Redemptions to pay cost of insurance
   charges and administration charges (notes
   2b and 2c)                                         (29,280)         (26,801)           (14)          (10,179)
  Adjustments to maintain reserves ..........              54              (17)             3                (8)
                                                -------------    -------------    -----------    --------------
    Net equity transactions .................          52,778          (99,770)        (8,205)         (389,590)
                                                -------------    -------------    -----------    --------------
Net change in contract owners' equity .......         387,173          371,233         (8,187)         (383,053)
Contract owners' equity beginning of period .       1,926,004        1,554,771          8,187           391,240
                                                -------------    -------------    -----------    --------------
Contract owners' equity end of period .......       2,313,177        1,926,004              -             8,187
                                                =============    =============    ===========    ==============

CHANGES IN UNITS:
  Beginning units ...........................         185,567          197,760            706            34,509
                                                -------------    -------------    -----------    --------------
  Units purchased ...........................          21,394           89,107             34            15,698
  Units redeemed ............................         (12,643)        (101,300)          (740)          (49,501)
                                                -------------    -------------    -----------    --------------
  Ending units ..............................         194,318          185,567              -               706
                                                =============    =============    ===========    ==============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        NBAMTMCGr                       NBAMTPart
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    (11,886)         (7,344)        (16,224)         (9,352)
  Realized gain (loss) on investments ......................        364,258        (189,211)      1,445,168         (75,658)
  Change in unrealized gain (loss) on
   investments .............................................       (399,506)        771,579        (364,948)      1,167,877
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        (47,134)        575,024       1,063,996       1,082,867
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................         74,676         131,297          61,068          69,805
  Transfers between funds ..................................     (3,605,114)      3,501,104       2,911,876       1,687,998
  Surrenders (note 6) ......................................       (271,394)        (93,012)     (7,769,058)        (50,757)
  Death benefits (note 4) ..................................              -          (4,360)         (4,224)           (377)
  Net policy repayments (loans) (note 5) ...................           (360)              -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (40,916)        (36,389)       (128,236)        (70,807)
  Adjustments to maintain reserves .........................             47              (5)             91          (1,401)
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................     (3,843,061)      3,498,635      (4,928,483)      1,634,461
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................     (3,890,195)      4,073,659      (3,864,487)      2,717,328
Contract owners' equity beginning of period ................      5,187,067       1,113,408       5,508,303       2,790,975
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  1,296,872       5,187,067       1,643,816       5,508,303
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        481,436         131,620         554,316         378,874
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        460,082         424,574         296,407         249,673
  Units redeemed ...........................................       (838,446)        (74,758)       (711,345)        (74,231)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        103,072         481,436         139,378         554,316
                                                               ============    ============    ============    ============

                                                                         OGMidCapGr                       OGMidCapV
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................         (2,550)         (2,064)          2,582               -
  Realized gain (loss) on investments ......................         61,184           1,415           3,971               -
  Change in unrealized gain (loss) on
   investments .............................................         31,988         129,846               -               -
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         90,622         129,197           6,553               -
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................              -             (72)              -               -
  Transfers between funds ..................................         (5,190)        582,290           1,078               -
  Surrenders (note 6) ......................................              -               -               -               -
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (10,800)        (11,503)         (7,636)              -
  Adjustments to maintain reserves .........................             27               3               5               -
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        (15,963)        570,718          (6,553)              -
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................         74,659         699,915               -               -
Contract owners' equity beginning of period ................        699,915               -               -               -
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................        774,574         699,915               -               -
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         54,174               -               -               -
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................         59,578          55,198             573               -
  Units redeemed ...........................................        (60,490)         (1,024)           (573)              -
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................         53,262          54,174               -               -
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                        OppAggGro                       OppBdFd
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $    (12,802)        (12,256)         64,814          67,218
  Realized gain (loss) on investments ......................        (96,960)       (699,750)          4,989          10,755
  Change in unrealized gain (loss) on
   investments .............................................      1,410,064       2,021,578         (15,441)         (4,539)
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............      1,300,302       1,309,572          54,362          73,434
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        188,082         289,809              (2)            (19)
  Transfers between funds ..................................      1,218,504      (1,036,315)        636,442        (240,431)
  Surrenders (note 6) ......................................       (277,456)       (309,189)        (90,274)              -
  Death benefits (note 4) ..................................        (17,506)        (11,861)              -               -
  Net policy repayments (loans) (note 5) ...................              4               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (114,472)       (113,184)        (46,566)        (44,790)
  Adjustments to maintain reserves .........................             76             (63)             23             205
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................        997,232      (1,180,803)        499,623        (285,035)
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      2,297,534         128,769         553,985        (211,601)
Contract owners' equity beginning of period ................      6,153,752       6,024,983         945,350       1,156,951
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................   $  8,451,286       6,153,752       1,499,335         945,350
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        650,400         796,603          76,473          99,772
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        159,580         345,863          49,803          32,263
  Units redeemed ...........................................        (61,944)       (492,066)        (11,016)        (55,562)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        748,036         650,400         115,260          76,473
                                                               ============    ============    ============    ============

                                                                        OppCapAp                         OppGlSec
                                                               ----------------------------    ----------------------------
                                                                   2004            2003            2004            2003
                                                               ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) .............................          7,344          14,034          25,888           7,567
  Realized gain (loss) on investments ......................       (243,735)     (1,389,505)        312,409         182,139
  Change in unrealized gain (loss) on
   investments .............................................      1,090,484       3,798,618        (323,285)        488,131
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............        854,093       2,423,147          15,012         677,837
                                                               ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        117,816         244,421           2,590          21,803
  Transfers between funds ..................................      1,854,208      (2,159,802)       (898,966)        463,116
  Surrenders (note 6) ......................................       (434,404)       (336,678)         (5,810)        (55,463)
  Death benefits (note 4) ..................................        (24,784)         (5,012)              -          (7,620)
  Net policy repayments (loans) (note 5) ...................              4               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............       (159,010)       (197,362)        (14,390)        (15,515)
  Adjustments to maintain reserves .........................            120          (1,426)             40              10
                                                               ------------    ------------    ------------    ------------
      Net equity transactions ..............................      1,353,950      (2,455,859)       (916,536)        406,331
                                                               ------------    ------------    ------------    ------------
Net change in contract owners' equity ......................      2,208,043         (32,712)       (901,524)      1,084,168
Contract owners' equity beginning of period ................      8,913,900       8,946,612       1,639,317         555,149
                                                               ------------    ------------    ------------    ------------
Contract owners' equity end of period ......................     11,121,943       8,913,900         737,793       1,639,317
                                                               ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................        747,984         972,587         176,907          85,244
                                                               ------------    ------------    ------------    ------------
  Units purchased ..........................................        412,266         278,761         254,357         141,931
  Units redeemed ...........................................       (207,382)       (503,364)       (364,640)        (50,268)
                                                               ------------    ------------    ------------    ------------
  Ending units .............................................        952,868         747,984          66,624         176,907
                                                               ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003


                                                                  OppMSFund                            OppMultStr
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $         2,218              1,281             11,846             11,488
  Realized gain (loss) on investments ............            41,319            (43,448)            86,833              8,085
  Change in unrealized gain (loss)
   on investments ................................           (17,352)            93,699            (36,638)            86,162
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............            26,185             51,532             62,041            105,735
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             2,422             11,115                 10               (108)
  Transfers between funds ........................           (11,870)            12,020            430,968            182,279
  Surrenders (note 6) ............................           (23,522)          (121,431)                 -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................            (8,276)            (7,672)           (36,198)           (14,022)
  Adjustments to maintain reserves ...............                18                 (3)                38                (11)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           (41,228)          (105,971)           394,818            168,138
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............           (15,043)           (54,439)           456,859            273,873
Contract owners' equity beginning
 of period .......................................           307,559            361,998            711,930            438,057
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       292,516            307,559          1,168,789            711,930
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            33,917             50,679             62,221             47,775
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ...............................             1,271             32,210             33,906             34,037
  Units redeemed ................................            (5,650)           (48,972)            (3,117)           (19,591)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ..................................            29,538             33,917             93,010             62,221
                                                     ===============    ===============    ===============    ===============

                                                                  PIMLowDur                            PIMRealRet
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................           115,928             89,214              6,502             18,200
  Realized gain (loss) on investments ............            66,350                716             44,040             18,535
  Change in unrealized gain (loss)
   on investments ................................            16,663            (13,411)            (6,679)            (2,386)
  Reinvested capital gains .......................            12,206             29,389             38,830             25,140
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           211,147            105,908             82,693             59,489
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             7,296            649,467             35,620              6,202
  Transfers between funds ........................       (21,642,376)        22,179,953            241,774            903,099
  Surrenders (note 6) ............................              (218)                 -                  -            (19,422)
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (271,622)          (142,490)           (16,586)           (20,289)
  Adjustments to maintain reserves ...............               276               (128)              (587)            (6,351)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................       (21,906,644)        22,686,802            260,221            863,239
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............       (21,695,497)        22,792,710            342,914            922,728
Contract owners' equity beginning
 of period .......................................        25,708,398          2,915,688            922,728                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,012,901         25,708,398          1,265,642            922,728
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
   Beginning units ...............................         2,471,858            286,221             82,090                  -
                                                     ---------------    ---------------    ---------------    ---------------
   Units purchased ...............................            53,274          2,250,036            133,413             87,021
   Units redeemed ................................        (2,145,310)           (64,399)          (111,959)            (4,931)
                                                     ---------------    ---------------    ---------------    ---------------
   Ending units ..................................           379,822          2,471,858            103,544             82,090
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PIMTotRet                           PVCTHiYield
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $       282,014            304,763             16,578             35,797
  Realized gain (loss) on investments ............            74,134             18,488             19,614            128,580
  Change in unrealized gain (loss)
   on investments ................................           287,399           (120,029)           (10,706)            14,892
  Reinvested capital gains .......................           241,082            135,468              1,124                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...................           884,629            338,690             26,610            179,269
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................             6,744            374,665                (36)                90
  Transfers between funds ........................        (1,455,640)        17,357,146           (241,462)           377,250
  Surrenders (note 6) ............................          (569,100)              (587)          (136,506)              (197)
  Death benefits (note 4) ........................                 -            (40,141)                 -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................          (123,506)           (77,544)            (6,402)           (14,326)
  Adjustments to maintain reserves ...............              (881)            (1,344)                60                 50
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (2,142,383)        17,612,195           (384,346)           362,867
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............        (1,257,754)        17,950,885           (357,736)           542,136
Contract owners' equity beginning
 of period .......................................        17,950,885                  -            542,136                  -
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    16,693,131         17,950,885            184,400            542,136
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................         1,661,391                  -             39,501                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................         2,147,417          1,723,841             10,000             60,465
  Units redeemed .................................        (2,336,178)           (62,450)           (37,037)           (20,964)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         1,472,630          1,661,391             12,464             39,501
                                                     ===============    ===============    ===============    ===============

                                                                 RCFMicroCap                             StOpp2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................            (8,604)            (4,756)           (28,794)           (19,529)
  Realized gain (loss) on investments ............           574,038             30,265          2,101,397           (831,868)
  Change in unrealized gain (loss)
   on investments ................................          (219,893)           637,808         (1,325,754)         3,711,990
  Reinvested capital gains .......................           326,168            107,641                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...................           671,709            770,958            746,849          2,860,593
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           198,666             67,077             42,936            101,905
  Transfers between funds ........................           932,184          1,215,428         (4,683,904)         2,387,529
  Surrenders (note 6) ............................          (217,412)            (2,606)          (163,064)          (125,243)
  Death benefits (note 4) ........................                 -                  -             (6,582)           (25,897)
  Net policy repayments (loans) (note 5) .........                 -                  -                 (2)           183,582
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (60,854)           (40,828)          (125,054)          (129,779)
  Adjustments to maintain reserves ...............            (9,555)                 -                133             (2,028)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           843,029          1,239,071         (4,935,537)         2,390,069
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............         1,514,738          2,010,029         (4,188,688)         5,250,662
Contract owners' equity beginning
 of period .......................................         2,900,198            890,169         10,041,575          4,790,913
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,414,936          2,900,198          5,852,887         10,041,575
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           192,842             88,080          1,067,462            693,897
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           174,946            178,323          1,286,827            855,806
  Units redeemed .................................          (109,436)           (73,561)        (1,829,805)          (482,241)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           258,352            192,842            524,484          1,067,462
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 StDisc2                                StIntStk2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $        (1,102)              (291)                 -                 68
  Realized gain (loss) on investments ............           (19,436)             4,974                  -                (53)
  Change in unrealized gain (loss)
   on investments ................................            (6,901)            32,539                  -               (192)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           (27,439)            37,222                  -               (177)
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................                 4                (65)                 -                  4
  Transfers between funds ........................                 6            133,103                  -             (4,034)
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (13,468)            (3,245)                 -                (17)
  Adjustments to maintain reserves ...............                 4                 (4)                 -                 (4)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           (13,454)           129,789                  -             (4,051)
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............           (40,893)           167,011                  -             (4,228)
Contract owners' equity beginning
 of period .......................................           223,548             56,537                  -              4,228
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $       182,655            223,548                  -                  -
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................            16,721              5,771                  -                779
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................                 -             13,740                  -                  2
  Units redeemed .................................            (4,885)            (2,790)                 -               (781)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            11,836             16,721                  -                  -
                                                     ===============    ===============    ===============    ===============

                                                                     TRowEqInc2                          TRowMidCap2
                                                     ----------------------------------    ----------------------------------
                                                           2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................            32,912             16,839             (8,860)            (5,156)
  Realized gain (loss) on investments ............           181,348             33,743            251,723            180,412
  Change in unrealized gain (loss)
   on investments ................................           183,125            279,549            897,741            511,011
  Reinvested capital gains .......................            85,082                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............           482,467            330,131          1,140,604            686,267
                                                     ---------------    ---------------    ---------------    ---------------

Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           228,374             80,177             39,250             53,365
  Transfers between funds ........................         1,578,672          1,479,562          3,041,042            149,998
  Surrenders (note 6) ............................          (170,194)            (3,718)          (220,822)           (20,937)
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Redemptions to pay cost of insurance
   charges and administration charges
   (notes 2b and 2c) .............................           (42,212)           (31,201)           (53,500)           (47,793)
  Adjustments to maintain reserves ...............                67                 (3)                94                  6
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         1,594,707          1,524,817          2,806,064            134,639
                                                     ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ............         2,077,174          1,854,948          3,946,668            820,906
Contract owners' equity beginning
 of period .......................................         2,210,301            355,353          2,318,560          1,497,654
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         4,287,475          2,210,301          6,265,228          2,318,560
                                                     ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ................................           175,121             35,117            164,235            146,130
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           258,674            163,839            235,769             40,115
  Units redeemed .................................          (137,181)           (23,835)           (23,396)           (22,010)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           296,614            175,121            376,608            164,235
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        TRowNewAmG                      VEWrldBd
                                                               ----------------------------   ----------------------------
                                                                   2004           2003            2004           2003
                                                               ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) .............................   $          -               -             (2)            438
  Realized gain (loss) on investments ......................            (14)              -          1,681           2,916
  Change in unrealized gain (loss) on
   investments .............................................              1               -         (1,248)           (314)
  Reinvested capital gains .................................              -               -              -               -
                                                               ------------    ------------   ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............            (13)              -            431           3,040
                                                               ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................            392               -            772          16,903
  Transfers between funds ..................................           (372)              -              -         (28,970)
  Surrenders (note 6) ......................................              -               -        (18,966)              -
  Death benefits (note 4) ..................................              -               -              -               -
  Net policy repayments (loans) (note 5) ...................              -               -              -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............             (6)              -            (30)         (1,171)
  Adjustments to maintain reserves .........................             (1)              -             (1)             14
                                                               ------------    ------------   ------------    ------------
      Net equity transactions ..............................             13               -        (18,225)        (13,224)
                                                               ------------    ------------   ------------    ------------
Net change in contract owners' equity ......................              -               -        (17,794)        (10,184)
Contract owners' equity beginning of period ................              -               -         17,794          27,978
                                                               ------------    ------------   ------------    ------------
Contract owners' equity end of period ......................           $  -               -              -          17,794
                                                               ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................              -               -          1,328           2,464
                                                               ------------    ------------   ------------    ------------
  Units purchased ..........................................             41               -             58           2,374
  Units redeemed ...........................................            (41)              -         (1,386)         (3,510)
                                                               ------------    ------------   ------------    ------------
  Ending units .............................................              -               -              -           1,328
                                                               ============    ============   ============    ============

                                                                        VEWrldEMkt                      VEWrldHAs
                                                               ----------------------------   ----------------------------
                                                                   2004           2003            2004           2003
                                                               ------------    ------------   ------------    ------------
Investment activity:
  Net investment income (loss) .............................          3,078            (533)          1,220             403
  Realized gain (loss) on investments ......................        121,746          32,353          57,351           7,827
  Change in unrealized gain (loss) on
   investments .............................................        (45,427)         97,555         (47,484)         55,668
  Reinvested capital gains .................................              -               -               -               -
                                                               ------------    ------------   ------------    ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..............         79,397         129,375          11,087          63,898
                                                               ------------    ------------   ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) .........................................        353,782          78,249          69,996          74,640
  Transfers between funds ..................................       (150,708)       (129,299)       (333,196)        200,203
  Surrenders (note 6) ......................................       (286,338)        (54,535)        (19,964)       (185,920)
  Death benefits (note 4) ..................................              -               -               -               -
  Net policy repayments (loans) (note 5) ...................              -               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) ............        (10,482)         (7,237)         (3,000)         (6,538)
  Adjustments to maintain reserves .........................           (687)             11            (241)             13
                                                               ------------    ------------   ------------    ------------
      Net equity transactions ..............................        (94,433)       (112,811)       (286,405)         82,398
                                                               ------------    ------------   ------------    ------------
Net change in contract owners' equity ......................        (15,036)         16,564        (275,318)        146,296
Contract owners' equity beginning of period ................        291,488         274,924         353,097         206,801
                                                               ------------    ------------   ------------    ------------
Contract owners' equity end of period ......................        276,452         291,488          77,779         353,097
                                                               ============    ============   ============    ============
CHANGES IN UNITS:
  Beginning units ..........................................         27,273          39,671          30,681          26,033
                                                               ------------    ------------   ------------    ------------
  Units purchased ..........................................         31,128          30,301           7,021          39,448
  Units redeemed ...........................................        (37,825)        (42,699)        (32,238)        (34,800)
                                                               ------------    ------------   ------------    ------------
  Ending units .............................................         20,576          27,273           5,464          30,681
                                                               ============    ============   ============    ============

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                    VKEmMkt                       VKMidCapG
                                                          ----------------------------    ----------------------------
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ........................   $     13,168          (1,597)           (560)           (212)
  Realized gain (loss) on investments .................         37,699          81,133          24,759           7,699
  Change in unrealized gain (loss) on
   investments ........................................        (47,889)         55,823          82,106          29,885
  Reinvested capital gains ............................          6,366               -               -               -
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................          9,344         135,359         106,305          37,372
                                                          ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ....................................         64,734          67,787               -              80
  Transfers between funds .............................       (303,682)        (77,379)        963,004        (358,906)
  Surrenders (note 6) .................................        (19,526)        (27,843)              -          (1,644)
  Death benefits (note 4) .............................              -               -               -               -
  Net policy repayments (loans) (note 5) ..............             48               -               -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) .......         (5,880)        (16,259)         (3,334)         (2,141)
  Adjustments to maintain reserves ....................             25              (5)             10             (18)
                                                          ------------    ------------    ------------    ------------
      Net equity transactions .........................       (264,281)        (53,699)        959,680        (362,629)
                                                          ------------    ------------    ------------    ------------
Net change in contract owners' equity .................       (254,937)         81,660       1,065,985        (325,257)
Contract owners' equity beginning of period ...........        384,441         302,781         107,046         432,303
                                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .................   $    129,504         384,441       1,173,031         107,046
                                                          ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units .....................................         25,946          26,187          18,022         103,307
                                                          ------------    ------------    ------------    ------------
  Units purchased .....................................          4,781          25,451         153,759          11,847
  Units redeemed ......................................        (22,767)        (25,692)         (8,961)        (97,132)
                                                          ------------    ------------    ------------    ------------
  Ending units ........................................          7,960          25,946         162,820          18,022
                                                          ============    ============    ============    ============

                                                                   VKUSRealEst
                                                          ----------------------------
                                                              2004            2003
                                                          ------------    ------------
Investment activity:
  Net investment income (loss) ........................         35,680          (5,718)
  Realized gain (loss) on investments .................        578,447         (50,963)
  Change in unrealized gain (loss) on
   investments ........................................        231,709         666,018
  Reinvested capital gains ............................         49,642               -
                                                          ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................        895,478         609,337
                                                          ------------    ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ....................................        244,554         231,170
  Transfers between funds .............................       (134,892)        107,044
  Surrenders (note 6) .................................       (521,232)       (314,508)
  Death benefits (note 4) .............................              -            (779)
  Net policy repayments (loans) (note 5) ..............              -               -
  Redemptions to pay cost of insurance charges
   and administration charges (notes 2b and 2c) .......        (74,692)        (62,681)
  Adjustments to maintain reserves ....................             70             (44)
                                                          ------------    ------------
      Net equity transactions .........................       (486,192)        (39,798)
                                                          ------------    ------------
Net change in contract owners' equity .................        409,286         569,539
Contract owners' equity beginning of period ...........      2,671,768       2,102,229
                                                          ------------    ------------
Contract owners' equity end of period .................      3,081,054       2,671,768
                                                          ============    ============
CHANGES IN UNITS:
  Beginning units .....................................        172,021         180,996
                                                          ------------    ------------
  Units purchased .....................................         30,596         120,602
  Units redeemed ......................................        (56,585)       (129,577)
                                                          ------------    ------------
  Ending units ........................................        146,032         172,021
                                                          ============    ============

See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) Background and Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Gartmore GVIT Small Cap Growth Fund - Class I for which the Account was credited with 100,000 units of Gartmore GVIT Small Cap Growth Fund - Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

        The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

    (b) The Contracts

        Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following:

            Funds of the AIM Variable Insurance Fund (AIM VIF);
              AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
              AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)*
              AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)*
            Portfolios of Alliance Bernstein;
              Alliance Bernstein Growth and Income Fund - Class A (AlGrIncA)*
            Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance VPSF);
              Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
              American Century VP - Balanced Fund - Class I (ACVPBal)
              American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
              American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
              American Century VP - International Fund - Class I (ACVPInt)
              American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
              American Century VP - Value Fund - Class I (ACVPVal)
            Portfolios of Baron Capital Asset Trust Insurance Series;
              Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)
            Portfolio of the Calvert Variable Series (Calvert VS);
              Calvert VS - Social Equity Portfolio (CVSSoEq)*
            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
              Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
              Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
            Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)*
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
            Funds of Dreyfus Inc.;
              Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
              Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
              Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
              Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
            Portfolios of Federated Insurance Series (Federated IS);
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)*
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
              Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
              Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
              Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
              Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
              Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)*
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
              Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
            Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
            Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
            (Gartmore is an affiliate of the Company);
              Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
              Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
              Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
              Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
              Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
              Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
              Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)*
              Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)*
              Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
              Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)*
              Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)*
              Gartmore GVIT International Growth Fund - Class I (GVITIntGro)*
              Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
              Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
              Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
              Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
              Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)*
              Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
              Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
              Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
              Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
              Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
              Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs VIT);
              Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Balanced Portfolio - Service Shares (JanBal)
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
            Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
              Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)*
              Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
              Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
              Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)*
              Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
              Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
            Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
              One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
              One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)*
            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
              Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
              Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
              Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
              Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
              Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
            Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
              PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)*
              PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
              PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
              PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
            Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
              Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
            Portfolios of Royce Capital Funds;
              Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
            Strong Funds, Inc.;
              Strong Opportunity Fund II, Inc. (StOpp2)
            Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
              Strong VIF - Strong Discovery Fund II (StDisc2)
            Portfolios of T. Rowe Price Funds, Inc.;
              T. Rowe Price Equity Income Fund, Inc. (TRPEqInc)*
              T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
              T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
              T. Rowe Price Mid Cap Growth Fund (TRPMidCapGr)*
              T. Rowe Price New America Growth Portfolio (TRowNewAmG)*
            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Bond Fund (VEWrldBd)*
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
              Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
            Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
              Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
              Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

        At December 31, 2004, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

        The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

        Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

        Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

    (a) Deductions from Premium

        The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

                                                                     (Continued)

 NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

    (c) Administrative Charges

        The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

    For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy's cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

    The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) Policy Loans (Net of Repayments)

    Contract provisions allow contract owners to borrow 90% of a policy's non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

    Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

    Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

    For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $1,384,477 and $1,176,997, respectively, and total transfers from the Account to the fixed account were $204 and $17,578,681, respectively.

                                                                     (Continued)
                                       43

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
Initial Funding by Depositor (see note 1a)
  Gartmore GVIT Small Cap Growth Fund - Class I
        2000                   0.00%      100,000   $ 17.186295   $   1,718,630        0.00%      -16.17%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.10%)
     American Century VP - Income & Growth Fund - Class I
        2004 ..............    0.10%      411,278     11.064552       4,550,607        1.42%       12.88%
        2003 ..............    0.10%      416,830      9.802103       4,085,811        1.33%       29.22%
        2002 ..............    0.10%      423,478      7.585400       3,212,250        0.92%      -19.45%
        2001 ..............    0.10%      249,128      9.417116       2,346,067        0.80%       -8.44%
        2000 ..............    0.10%      229,332     10.285709       2,358,842        0.52%      -10.70%
     American Century VP - International Fund - Class I
        2004 ..............    0.10%       97,792     10.681395       1,044,555        0.49%       14.81%
        2003 ..............    0.10%       99,202      9.303615         922,937        0.75%       24.39%
        2002 ..............    0.10%      100,938      7.479659         754,982        0.85%      -20.45%
        2001 ..............    0.10%       91,670      9.402604         861,937        0.08%      -29.24%
        2000 ..............    0.10%       79,522     13.288939       1,056,763        0.08%      -16.91%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.10%      649,438      9.989249       6,487,398        1.79%       10.53%
        2003 ..............    0.10%      659,883      9.037627       5,963,776        1.53%       28.23%
        2002 ..............    0.10%      658,445      7.047709       4,640,529        1.31%      -22.44%
        2001 ..............    0.10%      322,825      9.086757       2,933,432        1.15%      -12.27%
        2000 ..............    0.10%      415,946     10.357445       4,308,138        1.01%       -9.37%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.10%       19,522     12.792683         249,739        1.66%       11.27%
        2003 ..............    0.10%       19,757     11.496883         227,144        1.24%       30.09%
        2002 ..............    0.10%       20,224      8.837687         178,733        1.64%      -17.08%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.10%    1,004,222      8.745297       8,782,220        0.16%        3.16%
        2003 ..............    0.10%    1,019,800      8.477377       8,645,229        0.20%       32.65%
        2002 ..............    0.10%    1,034,993      6.390869       6,614,505        0.13%      -30.27%
        2001 ..............    0.10%      769,450      9.164946       7,051,968        0.00%      -17.81%
        2000 ..............    0.10%      677,472     11.150661       7,554,261        0.06%      -11.16%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.10%      213,496     13.886189       2,964,646        5.44%        3.16%
        2003 ..............    0.10%      216,645     13.460973       2,916,252        2.97%        1.90%
        2002 ..............    0.10%      219,638     13.210181       2,901,458        4.39%       10.87%
        2001 ..............    0.10%      701,232     11.914756       8,355,008        5.64%        7.15%
        2000 ..............    0.10%      418,843     11.120055       4,657,557        6.46%       12.43%
     Gartmore GVIT Money Market Fund - Class I
        2004 ..............    0.10%    1,161,966     11.623489      13,506,099        0.76%        0.71%
        2003 ..............    0.10%    1,177,112     11.541477      13,585,611        0.62%        0.52%
        2002 ..............    0.10%    1,201,994     11.481201      13,800,335        1.67%        1.11%
        2001 ..............    0.10%      650,549     11.355131       7,387,069        3.90%        3.50%
        2000 ..............    0.10%      385,575     10.971228       4,230,231        6.02%        5.92%
     Gartmore GVIT Money Market Fund: Class V
        2004 ..............    0.10%      197,354     10.160839       2,005,282        0.88%        0.79%
        2003 ..............    0.10%      199,733     10.081195       2,013,547        0.71%        0.61%
        2002 ..............    0.10%      204,291     10.020530       2,047,104        0.29%        0.21% 10/21/02
     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ..............    0.10%        6,132     14.262059          87,455        5.20%        6.43%
        2003 ..............    0.10%        6,204     13.400762          83,138        5.42%       12.00%
        2002 ..............    0.10%        6,306     11.964522          75,448        5.16%        7.10%
        2001 ..............    0.10%        6,853     11.171361          76,557        3.64%        4.08%
        2000 ..............    0.10%        8,206     10.733031          88,075        9.71%        5.55%

                                                                     (Continued)
                                       44

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Janus AS - International Growth Portfolio - Service Shares
        2002 ..............    0.10%       19,156   $  4.689573   $       89,833       0.65%      -25.83%
        2001 ..............    0.10%       19,353      6.322889          122,367       0.69%      -23.51%
        2000 ..............    0.10%       19,437      8.265856          160,663       5.07%      -17.34% 01/27/00
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.10%       84,814     12.192566        1,034,100       0.13%       15.70%
        2003 ..............    0.10%       86,143     10.538218          907,794       0.83%       31.63%
        2002 ..............    0.10%       87,360      8.005967          699,401       0.68%      -26.52%
        2001 ..............    0.10%       85,302     10.895640          929,420       0.33%       -1.61%
        2000 ..............    0.10%       42,555     11.073505          471,233       0.76%        1.03%
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.10%      290,464     10.949589        3,180,461       0.00%       19.66%
        2003 ..............    0.10%      294,600      9.150815        2,695,830       0.00%       25.46%
        2002 ..............    0.10%      299,938      7.293537        2,187,609       0.63%      -27.86%
        2001 ..............    0.10%      316,324     10.110661        3,198,245       1.18%      -31.34%
        2000 ..............    0.10%      129,500     14.724854        1,906,869       0.00%      -11.33%
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ..............    0.10%      267,980     11.760631        3,151,614       0.29%        6.83%
        2003 ..............    0.10%      272,222     11.008811        2,996,841       0.40%       30.81%
        2002 ..............    0.10%      276,368      8.415727        2,325,838       0.60%      -26.93%
        2001 ..............    0.10%      228,318     11.517595        2,629,674       0.62%      -12.66%
        2000 ..............    0.10%      146,936     13.187632        1,937,738       0.09%       -0.33%
  The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
    Reduced Fee Tier - (0.20%)
     Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
        2004 ..............    0.20%       47,746     14.735953          703,583       0.93%       11.24%
     American Century VP - International Fund - Class I
        2004 ..............    0.20%      238,398      8.870661        2,114,748       0.49%       14.69%
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ..............    0.20%      165,324     12.820499        2,119,536       0.79%       21.64%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.20%      871,294     10.206598        8,892,948       1.79%       10.42%
        2003 ..............    0.20%      485,834      9.243500        4,490,807       1.53%       28.11%
        2002 ..............    0.20%      495,647      7.215457        3,576,320       1.31%      -22.52%
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ..............    0.20%       35,860      9.936435          356,321       1.46%        4.84%
     Dreyfus VIF - International Value Portfolio - Initial Shares
        2004 ..............    0.20%        3,798     15.377151           58,402       0.97%       19.78%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.20%      116,278     11.579043        1,346,388       1.66%       11.16%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.20%        3,528      8.629025           30,443       0.16%        3.06%
     Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
        2004 ..............    0.20%       19,072     10.840230          206,745       1.10%       13.26%
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ..............    0.20%      101,744     14.797053        1,505,511       0.77%       18.29%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ..............    0.20%      114,906     13.473852        1,548,226       0.84%       15.50%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.20%      123,652     12.144574        1,501,701       5.44%        3.06%
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ..............    0.20%      407,572     10.988290        4,478,519       2.29%        8.27%
     Gartmore GVIT Money Market Fund - Class I
        2003 ..............    0.20%    1,237,228     10.399136       12,866,102       0.62%        0.42%
     Gartmore GVIT Nationwide/(R)/ Fund: Class I
        2004 ..............    0.20%       85,042     10.818197          920,001       1.21%        9.53%
     Gartmore GVIT Small Company Fund - Class I
        2004 ..............    0.20%      120,128     13.615456        1,635,597       0.00%       18.78%
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.20%       18,614     10.936423          203,571       0.13%       15.58%

                                                                     (Continued)
                                       45

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.20%       15,354   $  8.669461   $      133,111       0.00%       19.54%
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ..............    0.20%      284,034      9.289705        2,638,592       0.29%        6.72%
     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2004 ..............    0.20%    1,073,616     11.339186       12,173,932       1.88%        4.67%
     Royce Capital Fund - Royce Micro-Cap Portfolio
        2004 ..............    0.20%       98,604     17.101898        1,686,316       0.00%       13.62%
     Strong Opportunity Fund II, Inc.
        2004 ..............    0.20%      332,596     11.168856        3,714,717       0.00%       17.98%
     T. Rowe Price Equity Income Portfolio II
        2004 ..............    0.20%      104,780     14.465784        1,515,725       1.43%       14.39%
     T. Rowe Price Mid Cap Growth Fund II
        2004 ..............    0.20%      224,428     16.643864        3,735,349       0.00%       17.82%
The BEST of AMERICA/(R)/ America's FUTURE Life Series/SM/
  Reduced Fee Tier - (0.25%)
     AIM VIF - Basic Value Fund - Series I Shares
        2004 ..............    0.25%          312     14.537319            4,536       0.00%       10.79%
        2003 ..............    0.25%          237     13.121262            3,110       0.07%       33.29%
     Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
        2004 ..............    0.25%       18,980     14.718823          279,363       0.93%       11.18%
        2003 ..............    0.25%      268,363     13.238290        3,552,667       0.00%       32.17%
        2002 ..............    0.25%          189     10.015954            1,893       0.00%        0.16% 09/03/02
     American Century VP - Balanced Fund - Class I
        2004 ..............    0.25%       37,018     11.517200          426,344       1.14%        9.50%
        2003 ..............    0.25%       33,960     10.517618          357,178       2.44%       19.16%
        2002 ..............    0.25%       19,978      8.826373          176,333       4.06%       -9.78%
     American Century VP - Capital Appreciation Fund - Class I
        2004 ..............    0.25%      103,872     11.714626        1,216,822       0.00%        7.32%
        2003 ..............    0.25%       48,415     10.916046          528,500       0.00%       20.17%
        2002 ..............    0.25%       25,544      9.083587          232,031       0.00%      -21.40%
     American Century VP - Income & Growth Fund - Class I
        2004 ..............    0.25%      420,484     12.236925        5,145,431       1.42%       12.71%
        2003 ..............    0.25%      441,398     10.856971        4,792,245       1.33%       29.03%
        2002 ..............    0.25%      164,402      8.414316        1,383,330       0.92%      -19.57%
     American Century VP - International Fund - Class I
        2004 ..............    0.25%      364,388     10.606131        3,864,747       0.49%       14.64%
        2003 ..............    0.25%      287,903      9.251932        2,663,659       0.75%       24.20%
        2002 ..............    0.25%      448,747      7.449257        3,342,832       0.85%      -20.57%
        2001 ..............    0.25%       99,643      9.378457          934,498       0.08%      -29.35%
     American Century VP - Ultra/(R)/ Fund - Class I
        2004 ..............    0.25%        1,144     11.037791           12,627       0.00%       10.40%
        2003 ..............    0.25%          921      9.998079            9,208       0.00%       24.59%
     American Century VP - Value Fund - Class I
        2004 ..............    0.25%      310,922     15.739280        4,893,688       1.05%       14.05%
        2003 ..............    0.25%      326,659     13.800619        4,508,096       1.15%       28.64%
        2002 ..............    0.25%      543,488     10.728386        5,830,749       0.89%      -12.84%
        2001 ..............    0.25%       61,779     12.308603          760,413       2.06%       12.54%
     Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
        2004 ..............    0.25%       23,960     15.763932          377,704       0.00%       25.33%
        2003 ..............    0.25%        5,295     12.578424           66,603       0.00%       29.69%
     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2004 ..............    0.25%       23,348      9.698794          226,447       0.00%       17.69%
        2003 ..............    0.25%       36,710      8.240624          302,513       0.00%       47.29%
        2002 ..............    0.25%       28,304      5.594896          158,358       0.00%      -34.32%
     Credit Suisse Trust - International Focus Portfolio
        2004 ..............    0.25%        3,020      9.481681           28,635       0.65%       14.46%
        2003 ..............    0.25%       10,498      8.284148           86,967       0.26%       32.76%
        2002 ..............    0.25%        6,627      6.240010           41,353       0.00%      -20.10%

                                                                     (Continued)
                                       46

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Credit Suisse Trust - Large Cap Value Portfolio
        2004 ..............    0.25%       11,184   $ 12.272183   $      137,252       0.58%       11.07%
        2003 ..............    0.25%       14,955     11.049535          165,246       0.68%       24.85%
        2002 ..............    0.25%       20,320      8.850153          179,835       1.58%      -23.29%
     Credit Suisse Trust - Small Cap Growth Portfolio
        2004 ..............    0.25%      119,238      9.766503        1,164,538       0.00%       10.59%
        2003 ..............    0.25%      194,729      8.831040        1,719,660       0.00%       48.18%
        2002 ..............    0.25%       60,738      5.959804          361,987       0.00%      -33.86%
     Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
        2003 ..............    0.25%       34,437     13.102225          451,201       2.38%       31.39%
     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004 ..............    0.25%        3,590     12.803427           45,964       0.79%       21.58%
     Dreyfus Socially Responsible Growth Fund, Inc., The
        2004 ..............    0.25%       19,508      9.364044          182,674       0.38%        5.95%
        2003 ..............    0.25%       38,530      8.838565          340,550       0.11%       25.69%
        2002 ..............    0.25%       31,863      7.032114          224,064       0.20%      -29.12%
     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ..............    0.25%    2,256,426     11.523227       26,001,309       1.79%       10.36%
        2003 ..............    0.25%    2,068,013     10.441111       21,592,353       1.53%       28.04%
        2002 ..............    0.25%    1,232,421      8.154376       10,049,624       1.31%      -22.56%
     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ..............    0.25%      117,040     11.574140        1,354,637       1.46%        4.78%
        2003 ..............    0.25%      224,737     11.045756        2,482,390       0.76%       20.87%
        2002 ..............    0.25%      439,969      9.138785        4,020,782       0.68%      -16.92%
        2001 ..............    0.25%       81,810     11.000259          899,931       1.41%       -9.54%
     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2004 ..............    0.25%       58,084      9.670082          561,677       1.28%        7.20%
        2003 ..............    0.25%       80,448      9.020649          725,693       0.90%       26.25%
        2002 ..............    0.25%       33,735      7.144829          241,031       0.79%      -25.51%
     Dreyfus VIF - International Value Portfolio - Initial Shares
        2004 ..............    0.25%       27,262     15.359280          418,725       0.97%       19.72%
        2003 ..............    0.25%       20,411     12.829044          261,854       1.91%       36.02%
     Federated IS - Quality Bond Fund II - Primary Shares
        2004 ..............    0.25%      123,254     13.758938        1,695,844       4.32%        3.36%
        2003 ..............    0.25%      219,801     13.311504        2,925,882       3.73%        4.38%
        2002 ..............    0.25%       80,161     12.752372        1,022,243       3.08%        9.03%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
        2003 ..............    0.25%       24,845     10.332655          256,715       1.09%       30.00%
        2002 ..............    0.25%       12,039      7.947917           95,685       1.59%      -17.15%
     Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004 ..............    0.25%      216,278     12.845734        2,778,250       1.66%       11.10%
        2003 ..............    0.25%      225,660     11.561882        2,609,054       1.24%       29.89%
        2002 ..............    0.25%      128,998      8.900967        1,148,207       1.64%      -17.20%
     Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
        2004 ..............    0.25%       69,542      8.163013          567,672       0.26%        3.12%
        2003 ..............    0.25%      583,926      7.916010        4,622,364       0.27%       32.52%
        2002 ..............    0.25%      657,216      5.973595        3,925,942       0.27%      -30.28%
     Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004 ..............    0.25%      747,488     11.422418        8,538,120       0.16%        3.01%
        2003 ..............    0.25%      744,778     11.089106        8,258,922       0.20%       32.45%
        2002 ..............    0.25%      105,881      8.372313          886,469       0.13%      -30.37%
     Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
        2004 ..............    0.25%       10,864     12.623850          137,146       9.22%        9.32%
        2003 ..............    0.25%      218,094     11.547696        2,518,483       5.94%       26.95%
        2002 ..............    0.25%      157,634      9.096470        1,433,913      11.84%        3.19%
        2001 ..............    0.25%       17,011      8.815683          149,964       0.00%      -11.84% 01/02/01
     Fidelity/(R)/ VIP - High Income Portfolio - Service Class
        2004 ..............    0.25%      208,098      9.421875        1,960,673       9.51%        9.19%
        2003 ..............    0.25%      225,045      8.628552        1,941,812       8.69%       26.65%
        2002 ..............    0.25%      202,059      6.812756        1,376,579       8.16%        3.36%

                                                                     (Continued)
                                       47

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
        2004 ..............    0.25%       55,434   $ 10.182861   $      564,477      1.12%        13.35%
        2003 ..............    0.25%      180,429      8.983417        1,620,869      0.53%        43.01%
        2002 ..............    0.25%       61,653      6.281639          387,282      1.22%       -20.48%
     Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
        2004 ..............    0.25%      267,844     11.006499        2,948,025      1.10%        13.20%
        2003 ..............    0.25%      231,142      9.722686        2,247,321      0.85%        42.85%
        2002 ..............    0.25%      180,948      6.806371        1,231,599      0.80%       -20.54%
     Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
        2004 ..............    0.25%      856,436     10.969116        9,394,346      1.56%         5.21%
        2003 ..............    0.25%      331,284     10.426372        3,454,090      3.44%        17.68%
        2002 ..............    0.25%      264,838      8.859897        2,346,437      6.02%        -8.96%
     Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
        2004 ..............    0.25%       30,156     12.070285          363,992      0.32%        15.19%
        2003 ..............    0.25%       51,152     10.478748          536,009      0.34%        28.14%
        2002 ..............    0.25%       29,791      8.177385          243,612      1.05%        -9.58%
     Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
        2004 ..............    0.25%      257,976     15.216289        3,925,437      0.36%        15.05%
        2003 ..............    0.25%      549,404     13.225654        7,266,227      0.35%        28.03%
        2002 ..............    0.25%      197,400     10.329955        2,039,133      0.78%        -9.65%
     Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
        2003 ..............    0.25%       94,088      8.944397          841,560      0.88%        29.55%
        2002 ..............    0.25%      123,821      6.904305          854,898      1.09%       -22.04%
     Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
        2004 ..............    0.25%      178,546      8.875680        1,584,717      0.37%         6.79%
        2003 ..............    0.25%      109,290      8.311178          908,329      0.68%        29.34%
        2002 ..............    0.25%       47,312      6.425970          304,025      0.59%       -22.11%
     Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
        2004 ..............    0.25%       15,102     13.416717          202,619      0.00%        13.70%
     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ..............    0.25%       93,558     14.779865        1,382,775      0.77%        18.23%
        2003 ..............    0.25%       42,677     12.500683          533,492      1.42%        31.88%
     Gartmore GVIT Comstock Value Fund - Class I
        2004 ..............    0.25%        6,650     11.222233           74,628      1.34%        17.21%
        2003 ..............    0.25%        5,386      9.574848           51,570      1.37%        31.11%
        2002 ..............    0.25%          795      7.303175            5,806      1.49%       -25.33%
     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004 ..............    0.25%       95,542     17.575168        1,679,167      0.84%        15.44%
        2003 ..............    0.25%       40,399     15.224120          615,039      0.48%        34.31%
        2002 ..............    0.25%       28,162     11.334653          319,206      0.40%       -15.51%
     Gartmore GVIT Emerging Markets Fund - Class I
        2004 ..............    0.25%        6,104     13.826171           84,395      0.51%        20.44%
        2003 ..............    0.25%          187     11.479519            2,147      0.00%        64.85%
     Gartmore GVIT Federated High Income Bond Fund - Class I
        2004 ..............    0.25%       69,416     13.583306          942,899      6.72%         9.82%
        2003 ..............    0.25%      118,799     12.368539        1,469,370      7.88%        21.97%
        2002 ..............    0.25%       32,758     10.140967          332,198      6.71%         2.97%
     Gartmore GVIT Global Financial Services Fund - Class I
        2004 ..............    0.25%          388     14.729262            5,715      1.89%        20.69%
        2003 ..............    0.25%           44     12.204124              537      5.11%        41.10%
     Gartmore GVIT Global Health Sciences Fund - Class I
        2004 ..............    0.25%          234     12.214711            2,858      0.00%         7.59%
     Gartmore GVIT Global Technology and Communications Fund - Class I
        2004 ..............    0.25%        8,328      3.159750           26,314      0.00%         4.05%
        2003 ..............    0.25%        5,272      3.036698           16,009      0.00%        54.84%
        2002 ..............    0.25%       75,752      1.961141          148,560      0.00%       -42.92%
     Gartmore GVIT Government Bond Fund - Class I
        2004 ..............    0.25%      739,432     14.489288       10,713,843      5.44%         3.00%
        2003 ..............    0.25%    1,071,165     14.066694       15,067,750      2.97%         1.75%
        2002 ..............    0.25%    2,395,247     13.825336       33,115,095      4.39%        10.71%
        2001 ..............    0.25%      109,436     12.488292        1,366,669      5.64%         6.99%

                                                                     (Continued)
                                       48

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Gartmore GVIT Growth Fund - Class I
        2004 ..............    0.25%       28,898   $  6.217435   $      179,671      0.11%         7.89%
        2003 ..............    0.25%      140,404      5.762938          809,140      0.02%        32.41%
        2002 ..............    0.25%      118,799      4.352418          517,063      0.00%       -28.90%
     Gartmore GVIT ID Aggressive Fund - Class II
        2003 ..............    0.25%          158     10.933839            1,728      1.49%        31.54%
     Gartmore GVIT ID Conservative Fund - Class II
        2004 ..............    0.25%       28,254     11.266714          318,330      2.32%         4.39%
        2003 ..............    0.25%       28,851     10.792806          311,383      3.07%         7.64%
     Gartmore GVIT ID Moderate Fund - Class II
        2004 ..............    0.25%       86,964     11.931529        1,037,613      4.67%         9.26%
        2003 ..............    0.25%          157     10.920096            1,714      2.03%        19.75%
     Gartmore GVIT ID Moderately Aggressive Fund - Class II
        2003 ..............    0.25%          157     10.949354            1,719      1.63%        26.33%
     Gartmore GVIT ID Moderately Conservative Fund - Class II
        2003 ..............    0.25%          156     10.910488            1,702      2.43%        13.41%
     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004 ..............    0.25%      332,060     10.765587        3,574,821      2.29%         8.22%
        2003 ..............    0.25%      302,735      9.947843        3,011,560      2.19%        18.12%
        2002 ..............    0.25%       86,784      8.421910          730,887      1.80%       -12.53%
     Gartmore GVIT Mid Cap Growth Fund - Class I
        2004 ..............    0.25%       75,540     11.508706          869,368      0.00%        15.05%
        2003 ..............    0.25%       71,540     10.003212          715,630      0.00%        39.79%
        2002 ..............    0.25%       46,799      7.156130          334,900      0.00%       -37.17%
     Gartmore GVIT Money Market Fund - Class I
        2004 ..............    0.25%      843,680     12.033310       10,152,263      0.76%         0.56%
        2003 ..............    0.25%      694,925     11.966375        8,315,733      0.62%         0.37%
        2002 ..............    0.25%      194,096     11.921779        2,313,970      1.67%         0.96%
     Gartmore GVIT Money Market Fund: Class V
        2004 ..............    0.25%    4,352,894     10.127388       44,083,446      0.88%         0.64%
        2003 ..............    0.25%    5,055,493     10.063117       50,874,018      0.71%         0.45%
        2002 ..............    0.25%    3,005,382     10.017601       30,106,718      0.29%         0.18% 10/21/02
     Gartmore GVIT Nationwide/(R)/ Fund: Class I
        2004 ..............    0.25%       88,244     10.679350          942,389      1.21%         9.48%
        2003 ..............    0.25%       99,546      9.754873          971,059      0.58%        27.19%
        2002 ..............    0.25%       89,572      7.669285          686,953      0.75%       -17.56%
     Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
        2003 ..............    0.25%       60,484      9.391261          568,021      0.04%        38.46%
        2002 ..............    0.25%       44,591      6.782590          302,442      0.03%       -25.55%
     Gartmore GVIT Small Cap Growth Fund - Class I
        2004 ..............    0.25%      273,266     15.348222        4,194,147      0.00%        13.13%
        2003 ..............    0.25%      235,314     13.566592        3,192,409      0.00%        33.93%
        2002 ..............    0.25%      198,097     10.129586        2,006,641      0.00%       -33.45%
     Gartmore GVIT Small Cap Value Fund - Class I
        2004 ..............    0.25%      287,112     20.677651        5,936,802      0.00%        17.01%
        2003 ..............    0.25%      206,506     17.672379        3,649,452      0.00%        56.46%
        2002 ..............    0.25%      300,189     11.294975        3,390,627      0.01%       -27.34%
        2001 ..............    0.25%       65,785     15.545961        1,022,691      0.04%        27.96%
     Gartmore GVIT Small Company Fund - Class I
        2004 ..............    0.25%      365,202     18.131930        6,621,817      0.00%        18.73%
        2003 ..............    0.25%      323,465     15.272205        4,940,024      0.00%        40.66%
        2002 ..............    0.25%      357,379     10.857469        3,880,231      0.00%       -17.54%
        2001 ..............    0.25%       31,468     13.166162          414,313      0.15%        -6.94%
     Gartmore GVIT Turner Growth Focus Fund - Class I
        2003 ..............    0.25%          161      3.309832              533      0.00%        50.59%
     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2004 ..............    0.25%          404     13.974657            5,646      0.00%        12.13%
        2003 ..............    0.25%           85     12.463103            1,059      0.00%        51.76%

                                                                     (Continued)
                                       49

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                             Contract                                              Investment
                             Expense                   Unit          Contract        Income       Total
                              Rate*       Units     Fair Value    Owners' Equity     Ratio**     Return***
                             --------   ---------   -----------   --------------   ----------   -----------
     Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004 ..............    0.25%       157,438  $ 14.103672   $    2,220,454      5.20%       6.27%
        2003 ..............    0.25%       163,122    13.271836        2,164,928      5.42%      11.84%
        2002 ..............    0.25%       30,699     11.867197          364,311      5.16%       6.94%
     Gartmore GVIT Worldwide Leaders Fund - Class I
        2004 ..............    0.25%        9,180     10.511783           96,498      0.00%      15.38%
        2003 ..............    0.25%        4,702      9.110845           42,839      0.00%      35.72%
        2002 ..............    0.25%        3,114      6.713015           20,904      1.98%     -25.58%
     Goldman Sachs VIT - Mid Cap Value Fund
        2004 ..............    0.25%      165,892     15.891856        2,636,332      0.58%      25.57%
        2003 ..............    0.25%       16,236     12.655709          205,478      1.17%      28.07%
     Janus AS - Balanced Portfolio - Service Shares
        2004 ..............    0.25%       93,022     12.301545        1,144,314      2.23%       8.02%
        2003 ..............    0.25%       94,676     11.387925        1,078,163      2.00%      13.44%
        2002 ..............    0.25%       40,005     10.038914          401,607      2.14%       0.39% 09/03/02
     Janus AS - Capital Appreciation Portfolio - Service Shares
        2004 ..............    0.25%       34,622      7.583386          262,552      0.01%      17.67%
        2003 ..............    0.25%      193,417      6.444456        1,246,467      0.21%      19.93%
        2002 ..............    0.25%      240,176      5.373376        1,290,556      0.32%     -16.14%
     Janus AS - Global Technology Portfolio - Service Shares
        2004 ..............    0.25%      197,930      3.546168          701,893      0.00%       0.32%
        2003 ..............    0.25%      236,572      3.535026          836,288      0.00%      46.11%
        2002 ..............    0.25%      197,466      2.419456          477,760      0.00%     -41.08%
     Janus AS - International Growth Portfolio - Service Shares
        2004 ..............    0.25%       85,384      7.417926          633,372      0.81%      18.39%
        2003 ..............    0.25%       56,008      6.265664          350,927      1.04%      34.20%
        2002 ..............    0.25%       42,104      4.668998          196,583      0.65%     -25.94%
     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2004 ..............    0.25%          162     14.009370            2,270      0.00%      11.60%
        2003 ..............    0.25%       14,408     12.553503          180,871      0.00%      24.75%
     Neuberger Berman AMT - Growth Portfolio
        2004 ..............    0.25%       46,276      7.971477          368,888      0.00%      16.31%
        2003 ..............    0.25%       96,290      6.853558          659,929      0.00%      31.07%
        2002 ..............    0.25%       40,557      5.228846          212,066      0.00%     -31.34%
     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004 ..............    0.25%       90,890     11.833049        1,075,506      0.13%      15.53%
        2003 ..............    0.25%       97,420     10.242831          997,857      0.83%      31.43%
        2002 ..............    0.25%       18,457      7.793221          143,839      0.68%     -26.63%
     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 ..............    0.25%          706     11.596366            8,187      3.97%       2.17%
        2002 ..............    0.25%       21,357     11.350244          242,407      9.00%       5.08%
     Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
        2004 ..............    0.25%      103,072     12.582197        1,296,872      0.00%      16.02%
        2003 ..............    0.25%      109,829     10.845085        1,191,105      0.00%      27.75%
        2002 ..............    0.25%       65,076      8.489245          552,446      0.00%     -29.52%
     Neuberger Berman AMT - Partners Portfolio
        2004 ..............    0.25%      139,126     11.794154        1,640,873      0.02%      18.68%
        2003 ..............    0.25%      548,969      9.937929        5,455,615      0.00%      34.75%
        2002 ..............    0.25%      316,104      7.375034        2,331,278      0.67%     -24.33%
        2001 ..............    0.25%       62,408      9.746550          608,263      0.66%      -3.07%
     One Group/(R)/ IT Mid Cap Growth Portfolio
        2004 ..............    0.25%       53,262     14.542707          774,574      0.00%      12.34%
     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004 ..............    0.25%      429,564     11.621370        4,992,122      0.00%      19.48%
        2003 ..............    0.25%      320,894      9.726809        3,121,275      0.00%      25.28%
        2002 ..............    0.25%      149,104      7.764240        1,157,679      0.63%     -27.97%
     Oppenheimer Bond Fund/VA - Initial Class
        2004 ..............    0.25%      115,260     13.008289        1,499,335      4.96%       5.23%
        2003 ..............    0.25%       76,473     12.361877          945,350      5.96%       6.51%
        2002 ..............    0.25%       70,841     11.605998          822,181      6.25%       8.81%

                                                                     (Continued)
                                       50

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                    Unit           Contract       Income        Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**      Return***
                                      --------     --------   -----------    --------------  ----------    ------------
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2004 .............................     0.25%     400,854   $ 13.300944    $   5,331,737         0.29%           6.67%
   2003 .............................     0.25%     330,090     12.469347        4,116,007         0.40%          30.62%
   2002 .............................     0.25%     310,569      9.546535        2,964,858         0.60%         -27.04%
   2001 .............................     0.25%      49,259     13.084853          644,547         0.62%         -12.80%
Oppenheimer Global Securities Fund/VA - Initial Class
   2004 .............................     0.25%      66,624     11.073978          737,793         1.96%          18.87%
   2003 .............................     0.25%       4,381      9.316393           40,815         0.99%          42.66%
   2002 .............................     0.25%      26,889      6.530337          175,594         0.59%         -22.33%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
   2004 .............................     0.25%      29,538      9.903052          292,516         0.93%           9.19%
   2003 .............................     0.25%      33,073      9.069907          299,969         0.75%          26.40%
   2002 .............................     0.25%      17,824      7.175431          127,895         0.69%         -19.00%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2004 .............................     0.25%      93,010     12.566277        1,168,789         1.25%           9.83%
   2003 .............................     0.25%      62,221     11.441957          711,930         2.69%          24.65%
   2002 .............................     0.25%      29,567      9.179615          271,414         3.42%         -10.63%
PIMCO VIT - Low Duration Portfolio - Administrative Shares
   2004 .............................     0.25%     379,246     10.565271        4,006,837         1.06%           1.58%
   2003 .............................     0.25%   2,471,858     10.400435       25,708,398         1.31%           2.09%
   2002 .............................     0.25%     241,735     10.187617        2,462,704         0.17%           1.88% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
   2004 .............................     0.25%     103,544     12.223233        1,265,642         1.02%           8.62%
   2003 .............................     0.25%      34,984     11.253423          393,690         2.65%           8.58%
PIMCO VIT - Total Return Portfolio - Administrative Shares
   2004 .............................     0.25%     398,986     11.325918        4,518,883         1.88%           4.62%
   2003 .............................     0.25%      50,980     10.825824          551,901         2.81%           4.78%
Pioneer High Yield VCT Portfolio - Class I Shares
   2004 .............................     0.25%      12,464     14.794578          184,400         5.52%           7.79%
   2003 .............................     0.25%      38,913     13.725038          534,082         7.87%          32.45%
Royce Capital Fund - Royce Micro-Cap Portfolio
   2004 .............................     0.25%     156,340     17.082044        2,670,607         0.00%          13.56%
   2003 .............................     0.25%     174,290     15.042113        2,621,690         0.00%          48.79%
   2002 .............................     0.25%      31,864     10.109520          322,130         0.00%           1.10% 09/03/02
Strong Opportunity Fund II, Inc.
   2004 .............................     0.25%     191,888     11.142802        2,138,170         0.00%          17.93%
   2003 .............................     0.25%     200,633      9.449055        1,895,792         0.09%          36.66%
   2002 .............................     0.25%     449,933      6.914071        3,110,869         0.33%         -27.00%
   2001 .............................     0.25%      98,866      9.471507          936,410         0.66%          -3.94%
Strong VIF - Strong Discovery Fund II
   2004 .............................     0.25%      11,836     15.432167          182,655         0.00%          15.43%
   2003 .............................     0.25%      16,721     13.369301          223,548         0.00%          39.08%
   2002 .............................     0.25%       3,644      9.612684           35,029         0.00%         -12.24%
Strong VIF - Strong International Stock Fund II
   2002 .............................     0.25%         779      5.427838            4,228         3.98%         -26.73%
T.Rowe Price Equity Income Portfolio II
   2004 .............................     0.25%     190,758     14.448971        2,756,257         1.43%          14.33%
   2003 .............................     0.25%      60,983     12.637920          770,698         1.61%          24.86%
   2002 .............................     0.25%      15,768     10.121829          159,601         0.00%           1.22% 09/03/02
T.Rowe Price Mid Cap Growth Fund II
   2004 .............................     0.25%     151,418     16.624542        2,517,255         0.00%          17.76%
   2003 .............................     0.25%     163,581     14.117448        2,309,346         0.00%          37.75%
   2002 .............................     0.25%     146,130     10.248778        1,497,654         0.00%           2.49% 09/03/02
Van Eck WIT - Worldwide Bond Fund
   2003 .............................     0.25%       1,328     13.398966           17,794         1.41%          17.87%
   2002 .............................     0.25%       1,525     11.367774           17,336         0.00%          21.35%
Van Eck WIT - Worldwide Emerging Markets Fund
   2004 .............................     0.25%      20,576     13.435652          276,452         0.85%          25.58%
   2003 .............................     0.25%      23,844     10.699174          255,111         0.11%          53.80%
   2002 .............................     0.25%      18,192      6.956422          126,551         0.21%          -3.14%

                                                                     (Continued)
                                       51

NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      CONTRACT                                               INVESTMENT
                                       EXPENSE                   UNIT           CONTRACT       INCOME         TOTAL
                                        RATE*        UNITS    FAIR VALUE     OWNERS' EQUITY    RATIO**       RETURN***
                                      --------    ---------   -----------    --------------  ----------    ------------
Van Eck WIT - Worldwide Hard Assets Fund
  2004 ...........................        0.25%       5,464   $ 14.234866    $       77,779        1.04%          23.92%
  2003 ...........................        0.25%      30,097     11.510500           346,432        0.45%          44.72%
  2002 ...........................        0.25%      21,336      7.953846           169,703        0.71%          -3.08%
Van Kampen UIF - Emerging Markets Debt Portfolio
  2004 ...........................        0.25%       7,960     16.269408           129,504        7.05%           9.79%
  2003 ...........................        0.25%      25,519     14.819043           378,167        0.00%          27.55%
  2002 ...........................        0.25%       7,970     11.618658            92,601       11.04%           8.95%
Van Kampen UIF - Mid Cap Growth Portfolio
  2004 ...........................        0.25%     162,820      7.204463         1,173,031        0.00%          21.29%
  2003 ...........................        0.25%      18,020      5.939719           107,034        0.00%          41.41%
  2002 ...........................        0.25%       6,784      4.200344            28,495        0.00%         -31.33%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
  2004 ...........................        0.25%     145,214     21.093147         3,063,020        1.54%          36.05%
  2003 ...........................        0.25%     165,337     15.503467         2,563,297        0.00%          37.17%
  2002 ...........................        0.25%      77,541     11.302528           876,409        3.37%          -1.03%
The BEST of AMERICA America's FUTURE Life Series Fee Tier - (0.40%)
AIM VIF - Basic Value Fund - Series I Shares
  2004 ...........................        0.40%         162     14.486704             2,347        0.00%          10.63%
  2003 ...........................        0.40%          74     13.095200               969        0.07%          33.09%
Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
  2004 ...........................        0.40%         550     14.667608             8,067        0.93%          11.02%
  2003 ...........................        0.40%      12,315     13.212012           162,706        0.00%          31.97%
American Century VP - Balanced Fund - Class I
  2002 ...........................        0.40%       5,935      8.799999            52,228        4.06%          -9.92%
  2001 ...........................        0.40%      60,611      9.768970           592,107        4.81%          -2.31% 01/02/01
American Century VP - Capital Appreciation Fund - Class I
  2002 ...........................        0.40%      16,516      8.625662           142,461        0.00%         -21.52%
  2001 ...........................        0.40%      71,775     10.990234           788,824        0.00%         -22.88% 01/02/01
American Century VP - Income & Growth Fund - Class I
  2004 ...........................        0.40%       3,126     12.115153            37,872        1.42%          12.54%
  2003 ...........................        0.40%       8,878     10.765053            95,572        1.33%          28.84%
  2002 ...........................        0.40%     345,427      8.355578         2,886,242        0.92%         -19.69%
  2001 ...........................        0.40%     441,129     10.404509         4,589,731        0.80%          -8.72%
  2000 ...........................        0.40%     379,953     11.398555         4,330,915        0.52%         -10.97%
American Century VP - International Fund - Class I
  2004 ...........................        0.40%       5,644     10.500552            59,265        0.49%          14.47%
  2003 ...........................        0.40%     353,253      9.173579         3,240,594        0.75%          24.01%
  2002 ...........................        0.40%     870,283      7.397247         6,437,698        0.85%         -20.69%
  2001 ...........................        0.40%   2,019,244      9.326990        18,833,469        0.08%         -29.46%
  2000 ...........................        0.40%     624,317     13.221985         8,254,710        0.08%         -17.16%
American Century VP - Ultra/(R)/ Fund - Class I
  2004 ...........................        0.40%         360     10.993709             3,958        0.00%          10.23%
  2003 ...........................        0.40%         221      9.973091             2,204        0.00%          24.40%
American Century VP - Value Fund - Class I
  2003 ...........................        0.40%      10,857     13.683795           148,565        1.15%          28.44%
  2002 ...........................        0.40%     244,223     10.653510         2,601,832        0.89%         -12.97%
  2001 ...........................        0.40%     540,885     12.241061         6,621,006        2.06%          12.37%
  2000 ...........................        0.40%     101,219     10.893612         1,102,641        0.08%          17.67%
Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
  2004 ...........................        0.40%         378     15.709055             5,938        0.00%          25.14%
Calvert VS - Social Equity Portfolio
  2002 ...........................        0.40%     292,051     10.280692         3,002,486        0.00%           2.81% 09/03/02
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2002 ...........................        0.40%      25,444      5.555805           141,362        0.00%         -34.42%
  2001 ...........................        0.40%      60,385      8.471776           511,568        0.00%         -28.92%
  2000 ...........................        0.40%      91,578     11.918959         1,091,514        0.00%         -19.26%
Credit Suisse Trust - International Focus Portfolio
  2002 ...........................        0.40%       6,909      6.196425            42,811        0.00%         -20.22%
  2001 ...........................        0.40%      23,360      7.767318           181,445        0.00%         -22.59%
  2000 ...........................        0.40%      30,020     10.033586           301,208        0.44%         -26.19%

                                                                     (Continued)
                                       52

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit          Contract       Income            Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**          Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Credit Suisse Trust - Large Cap Value Portfolio
   2003 ..........................        0.40%          44   $ 10.955988    $          482        0.68%          24.66%
   2002 ..........................        0.40%       5,870      8.788383            51,588        1.58%         -23.40%
   2001 ..........................        0.40%       9,126     11.473418           104,706        0.00%           0.54%
   2000 ..........................        0.40%      24,581     11.411760           280,512        0.77%           8.48%
Credit Suisse Trust - Small Cap Growth Portfolio
   2002 ..........................        0.40%      19,423      5.941951           115,411        0.00%         -33.96%
   2001 ..........................        0.40%     623,977      8.996921         5,613,872        0.00%         -10.03% 01/02/01
Dreyfus IP - European Equity Portfolio
   2001 ..........................        0.40%         368      9.025727             3,321        0.96%         -28.42%
   2000 ..........................        0.40%          66     12.608842               832        0.00%          -1.05%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
   2004 ..........................        0.40%         122     12.752292             1,556        0.79%          21.40%
   2003 ..........................        0.40%         879     10.504526             9,233        0.04%          37.23%
Dreyfus Socially Responsible Growth Fund, Inc., The
   2003 ..........................        0.40%         184      8.763701             1,613        0.11%          25.50%
   2002 ..........................        0.40%       9,331      6.983004            65,158        0.20%         -29.23%
   2001 ..........................        0.40%      49,368      9.867078           487,118        0.08%         -22.89%
   2000 ..........................        0.40%      23,442     12.795380           299,949        1.21%         -11.39%
Dreyfus Stock Index Fund, Inc.- Initial Shares
   2004 ..........................        0.40%      13,608     11.408542           155,247        1.79%          10.20%
   2003 ..........................        0.40%     999,962     10.352696        10,352,303        1.53%          27.85%
   2002 ..........................        0.40%   1,276,399      8.097446        10,335,572        1.31%         -22.67%
   2001 ..........................        0.40%   4,387,066     10.471621        45,939,692        1.15%         -12.53%
   2000 ..........................        0.40%   3,579,449     11.972080        42,853,450        1.01%          -9.64%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2004 ..........................        0.40%       7,182     11.458946            82,298        1.46%           4.63%
   2003 ..........................        0.40%      19,784     10.952239           216,679        0.76%          20.69%
   2002 ..........................        0.40%     171,507      9.074997         1,556,426        0.68%         -17.05%
   2001 ..........................        0.40%   1,262,700     10.939900        13,813,812        1.41%          -9.67%
   2000 ..........................        0.40%     259,664     12.111451         3,144,908        0.89%          -2.39%
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
   2002 ..........................        0.40%       6,877      7.123450            48,988        0.79%         -25.63%
   2001 ..........................        0.40%      67,090      9.577914           642,582        1.11%          -4.22% 01/02/01
Dreyfus VIF - International Value Portfolio - Initial Shares
   2003 ..........................        0.40%          42     12.803571               538        1.91%          35.81%
Federated IS - Quality Bond Fund II - Primary Shares
   2004 ..........................        0.40%       2,250     13.642560            30,696        4.32%           3.21%
   2003 ..........................        0.40%      26,065     13.218733           344,546        3.73%           4.23%
   2002 ..........................        0.40%      67,406     12.682507           854,877        3.08%           8.87%
   2001 ..........................        0.40%      87,721     11.649181         1,021,878        1.06%           7.58%
   2000 ..........................        0.40%      23,465     10.828312           254,086        0.15%          10.01%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
   2002 ..........................        0.40%         580      7.924138             4,596        1.59%         -17.28%
   2001 ..........................        0.40%      50,510      9.579298           483,850        0.00%          -4.21% 01/02/01
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
   2004 ..........................        0.40%       1,272     12.717880            16,177        1.66%          10.94%
   2003 ..........................        0.40%     314,880     11.463982         3,609,779        1.24%          29.70%
   2002 ..........................        0.40%     283,577      8.838834         2,506,490        1.64%         -17.33%
   2001 ..........................        0.40%     348,625     10.691577         3,727,351        1.83%          -5.47%
   2000 ..........................        0.40%     224,240     11.310203         2,536,200        0.52%           7.87%
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
   2002 ..........................        0.40%      13,636      5.955709            81,212        0.27%         -30.38%
   2001 ..........................        0.40%     782,177      8.555147         6,691,639        0.00%         -14.45% 01/02/01
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
   2004 ..........................        0.40%       4,946     11.308717            55,933        0.16%           2.85%
   2003 ..........................        0.40%      73,719     10.995198           810,555        0.20%          32.25%
   2002 ..........................        0.40%     810,618      8.313850         6,739,356        0.13%         -30.48%
   2001 ..........................        0.40%     776,074     11.958538         9,280,710        0.00%         -18.06%
   2000 ..........................        0.40%   1,119,466     14.593603        16,337,042        0.06%         -11.42%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit           Contract      Income             Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**           Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
   2002 ..........................        0.40%       9,669   $  9.069304    $       87,691       11.84%           3.03%
   2001 ..........................        0.40%     231,589      8.802536         2,038,571        0.00%         -11.97% 01/02/01
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
   2004 ..........................        0.40%       2,444      9.328110            22,798        9.51%           9.03%
   2003 ..........................        0.40%      43,065      8.555502           368,443        8.69%          26.46%
   2002 ..........................        0.40%     199,930      6.765203         1,352,567        8.16%           3.20%
   2001 ..........................        0.40%     165,596      6.555148         1,085,506       31.36%         -12.25%
   2000 ..........................        0.40%     266,741      7.470194         1,992,607        7.76%         -22.92%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
   2001 ..........................        0.40%     329,072      7.887510         2,595,559        0.00%         -21.12% 01/02/01
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
   2004 ..........................        0.40%       4,804     10.896942            52,349        1.10%          13.03%
   2003 ..........................        0.40%      49,020      9.640353           472,570        0.85%          42.63%
   2002 ..........................        0.40%     273,526      6.758846         1,848,720        0.80%         -20.66%
   2001 ..........................        0.40%     396,195      8.518959         3,375,169        4.88%         -21.59%
   2000 ..........................        0.40%     314,294     10.864367         3,414,605        0.89%         -19.47%
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
   2002 ..........................        0.40%      25,075      8.833425           221,498        6.02%          -9.09%
   2001 ..........................        0.40%     930,387      9.716913         9,040,490        0.00%          -2.83% 01/02/01
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
   2002 ..........................        0.40%       6,139      8.152920            50,051        1.05%          -9.71%
   2001 ..........................        0.40%     141,885      9.029797         1,281,193        0.00%          -9.70% 01/02/01
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
   2004 ..........................        0.40%       3,508     15.064815            52,847        0.36%          14.88%
   2003 ..........................        0.40%      26,935     13.113640           353,216        0.35%          27.84%
   2002 ..........................        0.40%     345,102     10.257824         3,539,996        0.78%          -9.79%
   2001 ..........................        0.40%     486,210     11.370566         5,528,483        0.64%         -12.71%
   2000 ..........................        0.40%     437,066     13.026647         5,693,504        0.30%          -7.09%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
   2001 ..........................        0.40%     103,589      8.842970           916,034        0.00%         -11.57% 01/02/01
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
   2004 ..........................        0.40%       4,350      8.787333            38,225        0.37%           6.63%
   2003 ..........................        0.40%      22,412      8.240791           184,693        0.68%          29.14%
   2002 ..........................        0.40%     128,782      6.381088           821,769        0.59%         -22.23%
   2001 ..........................        0.40%     248,120      8.204875         2,035,794        0.35%         -14.78%
   2000 ..........................        0.40%     231,706      9.628054         2,230,878        1.33%         -17.51%
Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
   2004 ..........................        0.40%         176     13.363171             2,352        0.00%          13.53%
   2002 ..........................        0.40%       3,768      7.489405            28,220        0.00%         -25.11% 05/01/02
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
   2004 ..........................        0.40%       1,780     14.728417            26,217        0.77%          18.06%
   2003 ..........................        0.40%      47,616     12.475864           594,051        1.42%          31.68%
Gartmore GVIT Comstock Value Fund - Class I
   2003 ..........................        0.40%         898      9.493770             8,525        1.37%          30.91%
   2002 ..........................        0.40%       4,068      7.252185            29,502        1.49%         -25.44%
   2001 ..........................        0.40%      34,435      9.726929           334,947       13.29%         -12.51%
   2000 ..........................        0.40%      22,688     11.117142           252,226        1.45%         -10.98%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
   2004 ..........................        0.40%         122     17.400194             2,123        0.84%          15.27%
   2003 ..........................        0.40%         648     15.095175             9,782        0.48%          34.11%
   2002 ..........................        0.40%      31,370     11.255500           353,085        0.40%         -15.64%
   2001 ..........................        0.40%      93,948     13.342471         1,253,498        0.80%          -1.70%
   2000 ..........................        0.40%      86,361     13.573326         1,172,206        0.79%          14.75%
Gartmore GVIT Emerging Markets Fund - Class I
   2003 ..........................        0.40%          23     11.423706               263        0.00%          64.60%
Gartmore GVIT Federated High Income Bond Fund - Class I
   2004 ..........................        0.40%       1,584     13.448117            21,302        6.72%           9.66%
   2003 ..........................        0.40%      20,240     12.263819           248,220        7.88%          21.78%
   2002 ..........................        0.40%      61,831     10.070195           622,650        6.71%           2.81%
   2001 ..........................        0.40%     202,186      9.794650         1,980,341       12.12%           3.80%
   2000 ..........................        0.40%     150,482      9.436226         1,419,982       17.24%          -8.64%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                               Investment
                                      Expense                     Unit           Contract      Income             Total
                                       Rate*        Units     Fair Value     Owners' Equity    Ratio**           Return***
                                     ---------    ---------   -----------    --------------  ----------         ---------
Gartmore GVIT Global Financial Services Fund - Class I
   2003 ..........................        0.40%           5   $ 12.173639    $           61        5.11%          40.89%
Gartmore GVIT Global Technology and Communications Fund - Class I
   2003 ..........................        0.40%          45      3.021924               136        0.00%          54.61%
   2002 ..........................        0.40%      30,525      1.954523            59,662        0.00%         -43.01%
Gartmore GVIT Government Bond Fund - Class I
   2004 ..........................        0.40%       3,174     14.345081            45,531        5.44%           2.85%
   2003 ..........................        0.40%     276,537     13.947593         3,857,026        2.97%           1.59%
   2002 ..........................        0.40%   2,956,051     13.728864        40,583,222        4.39%          10.54%
   2001 ..........................        0.40%   4,296,504     12.419760        53,361,549        5.64%           6.82%
   2000 ..........................        0.40%     921,266     11.626380        10,710,989        6.46%          12.09%
Gartmore GVIT Growth Fund - Class I
   2004 ..........................        0.40%       2,310      6.155504            14,219        0.11%           7.72%
   2003 ..........................        0.40%     336,262      5.714099         1,921,434        0.02%          32.21%
   2002 ..........................        0.40%      49,711      4.322008           214,851        0.00%         -29.01%
   2001 ..........................        0.40%     388,409      6.087822         2,364,565        0.00%         -28.42%
   2000 ..........................        0.40%     252,079      8.505270         2,144,000        0.20%         -26.82%
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
   2004 ..........................        0.40%         844     10.658428             8,996        2.29%           8.06%
   2003 ..........................        0.40%       9,355      9.863609            92,274        2.19%          17.94%
   2002 ..........................        0.40%      68,208      8.363123           570,432        1.80%         -12.66%
   2001 ..........................        0.40%     270,829      9.575644         2,593,362        2.65%          -4.06%
   2000                                   0.40%     133,237      9.980967         1,329,834        2.82%          -0.75%
Gartmore GVIT Mid Cap Growth Fund - Class I
   2003 ..........................        0.40%       7,736      9.918443            76,729        0.00%          39.58%
   2002 ..........................        0.40%      19,365      7.106122           137,610        0.00%         -37.27%
   2001 ..........................        0.40%      77,229     11.327538           874,814        0.00%         -30.59%
   2000 ..........................        0.40%      71,051     16.319202         1,159,496        0.00%         -15.72%
Gartmore GVIT Money Market Fund - Class I
   2003 ..........................        0.40%     374,808     11.864684         4,446,978        0.62%           0.22%
   2002 ..........................        0.40%   2,605,904     11.838269        30,849,393        1.67%           0.81%
   2001 ..........................        0.40%   7,088,786     11.743544        83,247,470        3.90%           3.19%
   2000 ..........................        0.40%   5,519,307     11.380873        62,814,532        6.02%           5.60%
Gartmore GVIT Money Market Fund: Class V
   2004 ..........................        0.40%      16,318     10.093995           164,714        0.88%           0.49%
   2003 ..........................        0.40%     412,466     10.045042         4,143,238        0.71%           0.30%
   2002 ..........................        0.40%   2,205,085     10.014669        22,083,196        0.29%           0.15% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
   2003 ..........................        0.40%     121,505      9.672247         1,175,226        0.58%          27.00%
   2002 ..........................        0.40%     633,169      7.615719         4,822,037        0.75%         -17.68%
   2001 ..........................        0.40%     205,773      9.251754         1,903,761        0.49%         -12.17%
   2000 ..........................        0.40%      18,361     10.534111           193,417        0.90%          -2.51%
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
   2003 ..........................        0.40%          11      9.311693               102        0.04%          38.25%
   2002 ..........................        0.40%      16,892      6.735208           113,771        0.03%         -25.66%
   2001 ..........................        0.40%      87,806      9.059635           795,490        0.78%          -3.64%
   2000 ..........................        0.40%          29      9.402302               273        0.26%           7.18%
Gartmore GVIT Small Cap Growth Fund - Class I
   2004 ..........................        0.40%         324     15.218321             4,931        0.00%          12.96%
   2003 ..........................        0.40%       3,860     13.471955            52,002        0.00%          33.73%
   2002 ..........................        0.40%      21,186     10.074004           213,428        0.00%         -33.55%
   2001 ..........................        0.40%      15,332     15.161271           232,453        0.00%         -11.20%
   2000 ..........................        0.40%      37,119     17.072794           633,725        0.00%         -16.50%
Gartmore GVIT Small Cap Value Fund - Class I
   2004 ..........................        0.40%         536     20.471824            10,973        0.00%          16.83%
   2003 ..........................        0.40%      17,971     17.522719           314,901        0.00%          56.23%
   2002 ..........................        0.40%     145,946     11.216089         1,636,943        0.01%         -27.45%
   2001 ..........................        0.40%     436,136     15.460620         6,742,933        0.04%          27.76%
   2000 ..........................        0.40%     203,318     12.101060         2,460,363        0.00%          10.76%

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT- C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract        Investment
                                 Expense                    Unit           Owners'          Income           Total
                                  Rate*       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
Gartmore GVIT Small Company Fund - Class I
   2004 ......................        0.40%    10,366   $  17.951460   $      186,085             0.00%           18.55%
   2003 ......................        0.40%   152,314      15.142892        2,306,474             0.00%           40.45%
   2002 ......................        0.40%   319,526      10.781666        3,445,023             0.00%          -17.66%
   2001 ......................        0.40%   713,457      13.093906        9,341,939             0.15%           -7.08%
   2000 ......................        0.40%   415,566      14.091380        5,855,898             0.03%            8.47%
Gartmore GVIT Turner Growth Focus Fund - Class I
   2003 ......................        0.40%        20       3.293722               66             0.00%           50.36%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
   2003 ......................        0.40%        11      12.431976              137             0.00%           51.53%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
   2003 ......................        0.40%         1      13.159481               13             5.42%           11.67%
   2002 ......................        0.40%   150,457      11.784392        1,773,044             5.16%            6.78%
   2001 ......................        0.40%   125,046      11.036224        1,380,036             3.64%            3.77%
   2000 ......................        0.40%   305,925      10.635225        3,253,581             9.71%            5.23%
Gartmore GVIT Worldwide Leaders Fund - Class I
   2003 ......................        0.40%        22       9.033664              199             0.00%           35.52%
   2002 ......................        0.40%     1,945       6.666122           12,966             1.98%          -25.69%
   2001 ......................        0.40%   132,145       8.970354        1,185,387             1.71%          -19.14%
   2000 ......................        0.40%    92,654      11.093053        1,027,816             0.65%          -12.67%
Goldman Sachs VIT - Mid Cap Value Fund
   2003 ......................        0.40%   168,012      12.630569        2,122,087             1.17%           27.88%
Janus AS - Balanced Portfolio - Service Shares
   2004 ......................        0.40%       158      12.258707            1,937             2.23%            7.86%
   2003 ......................        0.40%        77      11.365300              875             2.00%           13.27%
   2002 ......................        0.40%    19,826      10.033996          198,934             2.14%            0.34% 09/03/02
Janus AS - Capital Appreciation Portfolio - Service Shares
   2004 ......................        0.40%     1,190       7.527514            8,958             0.01%           17.50%
   2003 ......................        0.40%    32,497       6.406568          208,194             0.21%           19.75%
   2002 ......................        0.40%    97,497       5.349794          521,589             0.32%          -16.26%
   2001 ......................        0.40%   419,473       6.388873        2,679,960             0.54%          -22.14%
Janus AS - Global Technology Portfolio - Service Shares
   2003 ......................        0.40%     6,748       3.514240           23,714             0.00%           45.89%
   2002 ......................        0.40%   109,443       2.408830          263,630             0.00%          -41.17%
   2001 ......................        0.40%   147,511       4.094407          603,970             0.76%          -37.57%
   2000 ......................        0.40%   186,433       6.558143        1,222,654             1.21%          -34.42% 01/27/00
Janus AS - International Growth Portfolio - Service Shares
   2004 ......................        0.40%     2,008       7.363272           14,785             0.81%           18.21%
   2003 ......................        0.40%    43,912       6.228826          273,520             1.04%           34.00%
   2002 ......................        0.40%   160,475       4.648509          745,969             0.65%          -26.05%
   2001 ......................        0.40%   173,301       6.286392        1,089,438             0.69%          -23.74%
   2000 ......................        0.40%    34,488       8.243024          284,285             5.07%          -17.57% 01/27/00
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
   2004 ......................        0.40%         8      13.960609              112             0.00%           11.43%
   2003 ......................        0.40%       442      12.528578            5,538             0.00%           24.56%
Neuberger Berman AMT - Growth Portfolio
   2002 ......................        0.40%     5,625       5.213178           29,324             0.00%          -31.44%
   2001 ......................        0.40%   124,202       7.603675          944,392             0.00%          -23.96% 01/02/01
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
   2003 ......................        0.40%     2,004      10.156098           20,353             0.83%           31.24%
   2002 ......................        0.40%    91,943       7.738827          711,531             0.68%          -26.74%
   2001 ......................        0.40%   135,015      10.563782        1,426,269             0.33%           -1.90%
   2000 ......................        0.40%    70,872      10.768698          763,199             0.76%            0.73%
Neuberger Berman AMT - Limited Maturity Bond Portfolio
   2002 ......................        0.40%    13,152      11.316350          148,833             9.00%            4.92%
   2001 ......................        0.40%   599,545      10.785897        6,466,631             7.59%            7.86% 01/02/01
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
   2003 ......................        0.40%   371,607      10.753194        3,995,962             0.00%           27.56%
   2002 ......................        0.40%    66,544       8.429938          560,962             0.00%          -29.62%
   2001 ......................        0.40%    80,698      11.978031          966,603             0.00%          -24.95%
   2000 ......................        0.40%   110,315      15.959556        1,760,578             0.00%           -7.83%

                                                                     (Continued)
                                       56

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract       Investment
                                 Expense                    Unit           Owners'         Income           Total
                                   Rate       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
Neuberger Berman AMT - Partners Portfolio
   2004 ......................        0.40%       252   $  11.676716   $        2,943             0.02%           18.50%
   2003 ......................        0.40%     5,347       9.853739           52,688             0.00%           34.55%
   2002 ......................        0.40%    62,770       7.323519          459,697             0.67%          -24.45%
   2001 ......................        0.40%   620,024       9.693032        6,009,912             0.66%           -3.22%
   2000 ......................        0.40%   200,302      10.015242        2,006,073             0.46%            0.30%
One Group(R)IT Mid Cap Growth Portfolio
   2003 ......................        0.40%    54,174      12.919754          699,915             0.00%           26.64%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2004 ......................        0.40%    12,654      11.505640          145,592             0.00%           19.30%
   2003 ......................        0.40%    34,906       9.644393          336,647             0.00%           25.09%
   2002 ......................        0.40%   347,561       7.709999        2,679,695             0.63%          -28.08%
   2001 ......................        0.40%   466,261      10.720152        4,998,389             1.18%          -31.54%
   2000 ......................        0.40%   315,802      15.659821        4,945,403             0.00%          -11.59%
Oppenheimer Bond Fund/VA - Initial Class
   2002 ......................        0.40%    28,931      11.571334          334,770             6.25%            8.64%
   2001 ......................        0.40%   193,237      10.650688        2,058,107             2.20%            6.51% 01/02/01
Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 ......................        0.40%   145,672      12.363752        1,801,052             0.40%           30.42%
   2002 ......................        0.40%   385,650       9.479881        3,655,916             0.60%          -27.15%
   2001 ......................        0.40%   660,576      13.013036        8,596,099             0.62%          -12.93%
   2000 ......................        0.40%   260,790      14.945030        3,897,514             0.09%           -0.63%
Oppenheimer Global Securities Fund/VA - Initial Class
   2003 ......................        0.40%   172,526       9.265284        1,598,502             0.99%           42.45%
   2002 ......................        0.40%    58,355       6.504237          379,555             0.59%          -22.45%
   2001 ......................        0.40%   258,325       8.386697        2,166,494             2.73%          -12.39%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
   2003 ......................        0.40%       844       8.993106            7,590             0.75%           26.21%
   2002 ......................        0.40%    32,855       7.125335          234,103             0.69%          -19.12%
   2001 ......................        0.40%    57,708       8.809927          508,403             0.52%          -10.52%
   2000 ......................        0.40%    55,343       9.845729          544,892             0.30%           -9.14%
Oppenheimer Multiple Strategies Fund/VA - Initial Class
   2002 ......................        0.40%    18,208       9.152173          166,643             3.42%          -10.76%
   2001 ......................        0.40%    92,958      10.255584          953,339             6.64%            2.56% 01/02/01
PIMCO VIT - Low Duration Portfolio - Administrative Shares
   2004 ......................        0.40%       576      10.528355            6,064             1.06%            1.43%
   2002 ......................        0.40%    44,486      10.182621          452,984             0.17%            1.83% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
   2003 ......................        0.40%    47,106      11.230805          529,038             2.65%            8.42%
PIMCO VIT - Total Return Portfolio - Administrative Shares
   2004 ......................        0.40%        28      11.286156              316             1.88%            4.46%
   2003 ......................        0.40% 1,610,411      10.804064       17,398,984             2.81%            4.62%
Pioneer High Yield VCT Portfolio - Class I Shares
   2003 ......................        0.40%       588      13.697677            8,054             7.87%           32.26%
Royce Capital Fund - Royce Micro-Cap Portfolio
   2004 ......................        0.40%     3,408      17.022607           58,013             0.00%           13.39%
   2003 ......................        0.40%    18,552      15.012271          278,508             0.00%           48.57%
   2002 ......................        0.40%    56,216      10.104573          568,039             0.00%            1.05% 09/03/02
Strong Opportunity Fund II, Inc.
   2003 ......................        0.40%   866,829       9.397220        8,145,783             0.09%           36.46%
   2002 ......................        0.40%   243,964       6.886442        1,680,044             0.33%          -27.11%
   2001 ......................        0.40%   776,389       9.447854        7,335,210             0.66%           -4.09%
   2000 ......................        0.40%    48,820       9.828296          479,817             0.00%           -1.49% 05/01/00
Strong VIF - Strong Discovery Fund II
   2002 ......................        0.40%     2,127      10.111953           21,508             0.00%          -12.37%
   2001 ......................        0.40%     1,313      11.539004           15,151             0.00%            6.82% 01/02/01
Strong VIF - Strong International Stock Fund II
   2001 ......................        0.40%    38,838       7.139083          277,268             0.00%          -21.09% 01/02/01

                                                                     (Continued)
                                       57

NATIONWIDE VL SEPARATE ACCOUNT-C (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                 Contract        Investment
                                 Expense                    Unit           Owners'         Income            Total
                                  Rate*       Units      Fair Value        Equity          Ratio**         Return***
                                ----------  ---------   ------------   --------------   --------------   --------------
T. Rowe Price Equity Income Portfolio II
   2004 ......................        0.40%     1,076   $  14.398668   $       15,493             1.43%           14.16%
   2003 ......................        0.40%   114,138      12.612824        1,439,603             1.61%           24.67%
   2002 ......................        0.40%    19,349      10.116880          195,752             0.00%            1.17% 09/03/02
T. Rowe Price Mid Cap Growth Fund II
   2004 ......................        0.40%       762      16.566668           12,624             0.00%           17.58%
   2003 ......................        0.40%       654      14.089414            9,214             0.00%           37.54%
Van Eck WIT - Worldwide Bond Fund
   2002 ......................        0.40%       939      11.333817           10,642             0.00%           21.17%
Van Eck WIT - Worldwide Emerging Markets Fund
   2003 ......................        0.40%     3,429      10.608507           36,377             0.11%           53.57%
   2002 ......................        0.40%    21,479       6.907806          148,373             0.21%           -3.29%
   2001 ......................        0.40%    56,168       7.142729          401,193             0.00%           -2.20%
   2000 ......................        0.40%   124,869       7.303734          912,010             0.00%          -42.10%
Van Eck WIT - Worldwide Hard Assets Fund
   2003 ......................        0.40%       584      11.413041            6,665             0.45%           44.50%
   2002 ......................        0.40%     4,697       7.898317           37,098             0.71%           -3.22%
   2001 ......................        0.40%    18,257       8.161281          149,001             1.95%          -10.80%
   2000 ......................        0.40%    56,278       9.149843          514,935             0.87%           10.96%
Van Kampen UIF - Emerging Markets Debt Portfolio
   2003 ......................        0.40%       427      14.693571            6,274             0.00%           27.35%
   2002 ......................        0.40%    18,217      11.537562          210,180            11.04%            8.79%
   2001 ......................        0.40%     6,255      10.605749           66,339             1.69%            9.66%
   2000 ......................        0.40%    64,183       9.671636          620,755            18.74%           10.94%
Van Kampen UIF - Mid Cap Growth Portfolio
   2003 ......................        0.40%         2       5.907110               12             0.00%           41.20%
   2002 ......................        0.40%    96,523       4.183540          403,808             0.00%          -31.43%
   2001 ......................        0.40%    27,935       6.101338          170,441             0.00%          -29.60%
Van Kampen UIF - U.S. Real Estate Portfolio - Class A
   2004 ......................        0.40%       818      22.046498           18,034             1.54%           35.85%
   2003 ......................        0.40%     6,684      16.228488          108,471             0.00%           36.96%
   2002 ......................        0.40%   103,455      11.848822        1,225,820             3.37%           -1.18%
   2001 ......................        0.40%   152,921      11.990690        1,833,628             5.91%            9.40%
   2000 ......................        0.40%    39,041      10.960329          427,902             8.70%           15.00%
                                                                       --------------
   2004 ............................................................   $  327,332,572
                                                                       ==============
   2003 ............................................................   $  383,208,644
                                                                       ==============
   2002 ............................................................   $  354,676,076
                                                                       ==============
   2001 ............................................................   $  408,763,705
                                                                       ==============
   2000 ............................................................   $  237,376,916
                                                                       ==============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA. COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                       PAID
                                                                    NATIONWIDE


Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company